UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2019

Date of reporting period:  November 30, 2019

Item 1. Reports to Stockholders.

PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Annual Report

November 30, 2019

PIA Funds

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from December 1, 2018 through November 30, 2019, regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

During the fiscal year ended November 30, 2019, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	17.10%
PIA MBS Bond Fund	7.53%

As stated in the most recently filed prospectus, the PIA BBB Bond Fund’s gross expense ratio and net expense ratio are 0.17% and 0.17%, respectively; while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.34% and 0.23%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) incurred by each Fund through at least March 29, 2020, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.19% and 0.23% of average daily net assets for the BBB Bond Fund and MBS Bond Fund, respectively. The net expense is what the investor has paid.

PIA BBB Bond Fund
As indicated above, the return for the PIA BBB Bond Fund for the fiscal year ended November 30, 2019, was 17.10%. This was slightly lower than the 17.20% return of the Fund’s benchmark, the Bloomberg Barclays U.S. Credit Baa Bond Index, and was in line with the Fund’s goal of approximating the returns of the index.  The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent over 130 different issuers. The Bloomberg Barclays U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg Barclays U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some modest variability in the returns of the Fund relative to those of the benchmark. For the fiscal year ended November 30, 2019, the issuers represented in the Fund had, on average, modestly lower performance than the issuers that the Fund was not invested in, which contributed to the slight underperformance by the Fund.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the fiscal year ended November 30, 2019, of 7.53% was lower than the return of 7.98% of the Fund’s benchmark, the Bloomberg Barclays U.S. MBS Fixed Rate Index. The Fund has a strategy of using a broad diversification of coupons and mortgage sectors. The Fund’s seasoned securities prepaid in line with their generic counterparts, while newer pools underperformed, which was the primary reason for the underperformance. The Fund was over weighted in the 30-year FHLMC and FNMA mortgage-backed securities (“MBS”) sectors and was underweighted in the 30-year GNMA sector, which was a positive for returns, as both FHLMC and FNMA 30-year MBS outperformed GNMA securities for the period.

PIA Funds

Bond Market in Review
The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 2.1% for the third quarter of 2019, higher than the 2.0% during the second quarter of 2019. Inflation, as measured by the Consumer Price Index, was 2.1% year-over-year as of November 2019. With the unemployment rate below 4%, the Federal Reserve Board reversed course in 2019 and lowered the Federal Funds rate three times to guard the U.S. economy against trade-related uncertainty and slowing global growth.

Yields on 2-year Treasury notes, 5-year Treasury bonds and 30-year Treasury bonds decreased by 117, 119 and 108 basis points (“bps”), respectively, from November 30, 2018 to November 30, 2019. Spreads on BBB-rated bonds over Treasuries decreased during the period from 177 bps to 140 bps. Option adjusted spreads on fixed rate agency MBS rose from 35 bps to 45 bps, as their average life shortened from 7.8 years to 4.9 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the fiscal ended November 30, 2019. We look forward to reporting to you again with the semi-annual report dated May 31, 2020.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg Barclays U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

The Bloomberg Barclays U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

The option-adjusted spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Basis point equals 1/100th of 1%.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury Bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

Dear Shareholder:

We are pleased to provide you with this report for the fiscal year from December 1, 2018 through November 30, 2019, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund under-performed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 7.21%, after fees and expenses, for the fiscal year ended November 30, 2019, versus 9.68% for the Index.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio and net expense ratio are 0.30% and 0.25%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) incurred by the Fund through at least March 29, 2020, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.25% of the Fund’s average daily net assets. The Net Expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund under-performed the Index over the twelve-month period ended November 30, 2019, largely attributable to the distribution of total returns and weighting by ratings category.  During the period, Ba-rated and B-rated credits within the Index returned 12.60% and 10.22%, respectively, while Caa-rated credits produced a loss of -0.15%.  The Fund was positioned with a significant underweight in Ba-rated credits, an overweight in B-rated credits, and a significant overweight in Caa-rated credits.  We believe the price action during the past twelve months has enhanced the relative value offered by lower rated credits, and the Fund continues to focus on this portion of the high yield market.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs, and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

PIA BBB BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA BBB Bond Fund vs the Bloomberg Barclays U.S. Credit Baa Bond Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA BBB Bond Fund	17.10%	4.52%	5.73%
Bloomberg Barclays U.S. Credit Baa Bond Index	17.20%	4.77%	6.02%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg Barclays U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA MBS BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA MBS Bond Fund vs the Bloomberg Barclays U.S. MBS Fixed Rate Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA MBS Bond Fund	7.53%	2.35%	2.81%
Bloomberg Barclays U.S. MBS Fixed Rate Index	7.98%	2.56%	3.00%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg Barclays U.S. MBS Fixed Rate Index is an unmanaged index that covers the mortgage-backed passthrough securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is formed by grouping the universe  of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools  for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA HIGH YIELD (MACS) FUND
Comparison of the change in value of a $10,000 investment in the
PIA High Yield (MACS) Fund vs the Bloomberg Barclays U.S. Corporate High-Yield Index

		Since Inception
Average Annual Total Return*	1 Year	(12/26/17)
PIA High Yield (MACS) Fund	7.21%	3.64%
Bloomberg Barclays U.S. Corporate High-Yield Index	9.68%	5.02%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, December 26, 2017.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds
Expense Example – November 30, 2019
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The BBB Bond Fund, MBS Bond Fund, and High Yield (MACS) Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/19 – 11/30/19).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  Pacific Income Advisers, Inc. (“PIA”) has temporarily agreed to pay each Fund’s operating expenses in order to limit total annual operating expenses to 0.19%, 0.23% and 0.25% of the average daily net assets of the BBB Bond Fund, MBS Bond Fund and High Yield (MACS) Fund, respectively, through at least March 29, 2020. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

PIA Funds
Expense Example – November 30, 2019 (continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/19	11/30/19	6/1/19 – 11/30/19*
PIA BBB Bond Fund
Actual	$1,000.00	$1,071.70	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	$0.96

PIA MBS Bond Fund
Actual	$1,000.00	$1,022.90	$1.17
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$1.17

PIA High Yield (MACS) Fund
Actual	$1,000.00	$1,023.30	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund was 0.19%, 0.23%, 0.25%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – November 30, 2019
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – November 30, 2019
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA HIGH YIELD (MACS) FUND
Allocation of Portfolio Assets – November 30, 2019
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2019

Principal Amount		Value
CORPORATE BONDS 89.3%

Agricultural Chemicals 0.6%
	Mosaic Co.
$785,000	3.75%, due 11/15/21	$802,748

Agriculture 0.4%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27	613,626

Airlines 1.4%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24	1,982,160

Auto Parts 0.4%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23	617,638

Autos 1.6%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	784,362
	Ford Motor Credit Co. LLC
600,000	5.875%, due 8/2/21	628,355
500,000	3.815%, due 11/2/27	475,664
	General Motors Co.
400,000	5.20%, due 4/1/45	399,139
		2,287,520
Banks 5.6%
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	716,334
1,000,000	4.836%, due 5/9/28	1,068,662
	Citigroup, Inc.
540,000	5.30%, due 5/6/44	685,423
	Credit Suisse Group
700,000	5.40%, due 1/14/20	702,676
	Discover Bank
700,000	3.20%, due 8/9/21	711,719
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38	346,964
	KeyCorp
900,000	5.10%, due 3/24/21	935,493
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26	865,916
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29	1,980,195
		8,013,382
Biotechnology 0.8%
	Amgen, Inc.
1,006,000	4.663%, due 6/15/51	1,190,977

Broker 3.1%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37	1,308,549
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,403,361
	Morgan Stanley
900,000	4.875%, due 11/1/22	965,266
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20	708,192
		4,385,368
Brokerage Assetmanagers Exchanges 0.7%
	Brightsphere Investment
	Group, Inc.
1,000,000	4.80%, due 7/27/26	1,039,491

Chemicals 0.8%
	Dow Chemical Co.
865,000	7.375%, due 11/1/29	1,145,045

Commercial Finance 1.2%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20	1,022,332
	Air Lease Corp.
700,000	3.875%, due 4/1/21	714,167
		1,736,499
Communications 0.5%
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36	667,107

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Communications Equipment 0.5%
	Harris Corp.
$500,000	6.15%, due 12/15/40	$676,416

Construction Materials Manufacturing 0.5%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27	657,018

Consumer Finance 1.2%
	Fidelity National Information
	Services, Inc.
1,000,000	4.75%, due 5/15/48	1,206,391
	Synchrony Financial
500,000	4.50%, due 7/23/25	536,336
		1,742,727
Consumer Products 0.4%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27	520,497

Diversified Banks 0.7%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26	1,004,498

Drugs and Druggists’ Sundries
Merchant Wholesalers 0.8%
	Actavis Funding SCS
850,000	3.45%, due 3/15/22	868,767
268,000	4.75%, due 3/15/45	295,077
		1,163,844
Electric Utilities 1.5%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21	499,336
470,000	4.90%, due 8/1/41	554,843
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43	487,944
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	554,578
		2,096,701
Electrical Equipment Manufacturing 0.5%
	Fortive Corp.
750,000	3.15%, due 6/15/26	769,278

Exploration & Production 1.0%
	Apache Corp.
283,000	3.25%, due 4/15/22	287,799
600,000	4.75%, due 4/15/43	558,927
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24	559,170
		1,405,896
Finance 0.7%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	965,522

Finance Companies 0.7%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24	1,030,949

Financial Services 1.5%
	GE Capital International
	Funding Co. Unlimited Co.
800,000	4.418%, due 11/15/35	862,561
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	562,585
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	764,345
		2,189,491
Food 1.1%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28	1,628,263

Food and Beverage 1.9%
	Anheuser-Busch InBev
1,500,000	4.00%, due 4/13/28	1,655,880
	Kraft Heinz Foods Co.
1,000,000	4.375%, due 6/1/46	975,646
		2,631,526

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Gaming 0.4%
	Las Vegas Sands Corp.
$500,000	3.90%, due 8/8/29	$518,807

Hardware 0.7%
	Diamond 1 Finance Corp. /
	Diamond 2 Finance Corp.
900,000	6.02%, due 6/15/26 (c)	1,029,202

Health and Personal Care Stores 1.7%
	CVS Health Corp.
620,000	3.875%, due 7/20/25	661,257
500,000	5.125%, due 7/20/45	591,652
1,000,000	5.05%, due 3/25/48	1,185,019
		2,437,928
Health Care Facilities and Services 0.5%
	Laboratory Corporation of
	America Holdings
640,000	3.25%, due 9/1/24	664,920

Healthcare 0.8%
	Cigna Corp.
800,000	4.75%, due 11/15/21 (c)	837,251
	DH Europe Finance II
350,000	2.60%, due 11/15/29	352,223
		1,189,474
Healthcare REITs 0.7%
	Sabra Health Care LP /
	Sabra Capital Corp.
1,000,000	3.90%, due 10/15/29	1,003,638

Independent 0.8%
	Occidental Petroleum Corp.
900,000	6.45%, due 9/15/36	1,095,801

Information Technology 0.6%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	792,218

Insurance 3.6%
	American International
	Group, Inc.
1,050,000	4.875%, due 6/1/22	1,124,094
100,000	6.25%, due 3/15/87 (f)	108,160
	Anthem, Inc.
600,000	4.65%, due 8/15/44	676,786
	Aon Corp.
600,000	5.00%, due 9/30/20	614,816
	AXA SA
500,000	8.60%, due 12/15/30	732,365
	Lincoln National Corp.
120,000	3.80%, due 3/1/28	127,681
	Markel Corp.
20,000	4.90%, due 7/1/22	21,358
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (g)	1,048,568
	Unum Group
700,000	5.625%, due 9/15/20	719,078
		5,172,906
Integrated Oils 0.7%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	940,874

Life Insurance 0.8%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48	1,080,197

Lodging 0.5%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	639,536

Machinery 0.6%
	Flowserve Corp.
900,000	3.50%, due 9/15/22	911,924

Media 3.0%
	Discover Communications LLC
500,000	3.30%, due 5/15/22	511,997

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Media 3.0% (continued)
	Expedia, Inc.
$800,000	5.95%, due 8/15/20	$821,276
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	413,838
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	1,134,304
	Viacom Inc.
700,000	3.875%, due 4/1/24	735,239
610,000	4.375%, due 3/15/43	631,445
		4,248,099
Medical Equipment and
Supplies Manufacturing 0.5%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44	739,837

Metals 0.7%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	980,247

Metals and Mining 1.4%
	Newmont Goldcorp Corp.
500,000	3.70%, due 3/15/23	520,293
800,000	4.875%, due 3/15/42	943,247
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	530,124
		1,993,664
Nondepository Credit Intermediation 1.0%
	General Motors
	Financial Co., Inc.
800,000	4.20%, due 3/1/21	817,061
600,000	4.00%, due 1/15/25	622,199
		1,439,260
Oil and Gas 4.7%
	Enterprise Products
	Operating LLC
850,000	4.85%, due 8/15/42	966,883
	Hess Corp.
800,000	5.60%, due 2/15/41	913,611
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35	1,492,086
700,000	5.55%, due 6/1/45	823,602
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35	1,156,825
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22	415,767
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	864,730
		6,633,504
Oil and Gas Extraction 0.6%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47	828,940

Oil and Gas Services and Equipment 0.7%
	Halliburton Co.
1,000,000	3.80%, due 11/15/25	1,054,919

Paper 1.4%
	International Paper Co.
700,000	6.00%, due 11/15/41	863,037
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	1,107,085
		1,970,122
Pharmaceuticals 4.1%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21	502,757
1,000,000	3.20%, due 11/21/29 (c)	1,015,919
800,000	4.40%, due 11/6/42	865,200
	Bristol-Myers Squibb Co.
800,000	4.625%, due 5/15/44 (c)	972,625
	Mylan N.V.
1,000,000	3.15%, due 6/15/21	1,011,721

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Pharmaceuticals 4.1% (continued)
	Shire Acquisitions Investments
	Ireland DAC
$1,500,000	2.875%, due 9/23/23	$1,527,986
		5,896,208
Pipeline Transportation of Crude Oil 0.7%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	510,381
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24	521,893
		1,032,274
Pipeline Transportation of Natural Gas 1.0%
	Williams Partners L.P.
800,000	3.90%, due 1/15/25	834,366
500,000	5.10%, due 9/15/45	533,493
		1,367,859
Pipelines 3.4%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	1,062,857
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	594,697
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	733,495
1,000,000	7.60%, due 2/1/24	1,156,205
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22	1,230,334
		4,777,588
Property & Casualty Insurance 1.4%
	The Hanover Insurance
	Group, Inc.
1,400,000	4.50%, due 4/15/26	1,515,360
	Mercury General Corp.
500,000	4.40%, due 3/15/27	527,139
		2,042,499
Railroad 1.0%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	719,722
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	744,132
		1,463,854
Real Estate 3.2%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28	1,073,457
	Columbia Property Trust
	Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26	1,022,822
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27	529,319
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26	1,046,159
	STORE Capital Corp.
810,000	4.50%, due 3/15/28	886,063
		4,557,820
Real Estate Investment Trusts 0.4%
	Ventas Realty LP
500,000	3.75%, due 5/1/24	526,651

Refining & Marketing 0.4%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24	524,456

Restaurants 0.5%
	McDonald’s Corp.
550,000	4.875%, due 12/9/45	675,950

Retail 1.4%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24	205,286
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	790,731
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44	1,034,962
		2,030,979

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Retail REITs 0.7%
	VEREIT Operating
	Partnership LP
$1,000,000	3.10%, due 12/15/29	$989,524

Software 1.0%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	724,978
600,000	3.85%, due 6/1/25	639,240
		1,364,218
Software & Services 0.7%
	Equifax, Inc.
200,000	2.30%, due 6/1/21	200,099
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)	776,748
		976,847
Telecommunications 2.1%
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (d)	1,308,007
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (e)	508,087
	France Telecom SA
575,000	5.375%, due 1/13/42	738,954
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	467,818
		3,022,866
Tobacco 1.5%
	Altria Group, Inc.
800,000	4.80%, due 2/14/29	885,173
	BAT Capital Corp.
600,000	4.54%, due 8/15/47	586,561
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25	642,941
		2,114,675
Transportation 1.4%
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,916,040

Transportation and Logistics 0.3%
	Kirby Corp.
450,000	4.20%, due 3/1/28	477,044

Travel & Lodging 0.4%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25	637,076

Utilities 1.1%
	PSEG Power LLC
500,000	4.30%, due 11/15/23	529,226
	Southern Co.
1,000,000	3.25%, due 7/1/26	1,037,772
		1,566,998
Utilities – Gas 0.5%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21	708,796

Waste and Environment Services
and Equipment 0.5%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25	731,946

Wireless 0.3%
	American Tower Corp.
500,000	2.75%, due 1/15/27	499,215

Wirelines 4.8%
	AT&T, Inc.
500,000	4.05%, due 12/15/23	533,508
745,000	4.10%, due 2/15/28	806,592
700,000	6.00%, due 8/15/40	888,061
1,400,000	4.80%, due 6/15/44	1,583,876
1,000,000	4.85%, due 7/15/45	1,130,650
	Verizon Communications, Inc.
1,500,000	4.862%, due 8/21/46	1,878,776
		6,821,463
Total Corporate Bonds
(cost $117,780,082)		127,053,050

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount/
Shares		Value
SOVEREIGN BONDS 7.7%
	Republic of Colombia
$600,000	3.875%, due 4/25/27	$631,708
890,000	7.375%, due 9/18/37	1,251,282
	Republic of Italy
1,050,000	6.875%, due 9/27/23	1,206,548
	Republic of Panama
200,000	5.20%, due 1/30/20	201,375
750,000	6.70%, due 1/26/36	1,057,271
	Republic of Peru
1,050,000	6.55%, due 3/14/37	1,535,557
	Republic of Philippines
1,625,000	5.00%, due 1/13/37	2,075,332
	Republic of Uruguay
209,742	8.00%, due 11/18/22	234,177
	United Mexican States
2,490,000	4.75%, due 3/8/44	2,722,653
		10,915,903
Total Sovereign Bonds
(cost $10,075,440)		10,915,903

U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 1.6%
	U.S. Treasury Bonds
1,100,000	2.25%, due 8/15/49	1,110,806
	U.S. Treasury Notes
1,200,000	1.625%, due 8/15/29	1,182,422
		2,293,228
Total U.S. Government Agencies
& Instrumentalities
(cost $2,301,093)		2,293,228

MONEY MARKET FUNDS 1.1%
1,525,501	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 1.53% (a)	1,525,501
Total Money Market Funds
(cost $1,525,501)		1,525,501
Total Investments
(cost $131,682,116)	99.7%	141,787,682
Other Assets less Liabilities	0.3%	494,939
TOTAL NET ASSETS	100.0%	$142,282,621

(a)	Rate shown is the 7-day annualized yield as of November 30, 2019.
(b)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of November 30, 2019, and remains in effect until the bond’s maturity date.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of November 30, 2019, the value of these investments was $3,854,977 or 2.71% of total net assets.

(d)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by Standard & Poor’s or Moody’s Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.

(e)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.  Coupon rate increases by 50 basis points if both Standard & Poor’s and Moody’s ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.

(f)
Coupon rate shown is the rate in effect as of November 30, 2019, and remains in effect until  March 2037, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.056%, if not called, until final maturity date.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2019 (continued)

(g)
Coupon rate shown is the rate in effect as of November 30, 2019, and remains in effect until  December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.

Basis point = 1/100th of a percent.

Country Allocation
Country	% of Net Assets
United States	79.6%
United Kingdom	2.8%
Ireland	2.4%
Mexico	2.2%
Colombia	2.0%
Philippines	1.5%
Canada	1.1%
Peru	1.1%
Netherlands	1.1%
Luxembourg	1.1%
France	1.0%
Panama	0.9%
Italy	0.8%
Germany	0.7%
Japan	0.5%
Switzerland	0.5%
Spain	0.5%
Uruguay	0.2%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2019

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 97.5%

Commercial Mortgage-Backed Securities 1.2%
	Aventura Mall Trust
$800,000	3.743%, due 12/7/32, Series
	2013-AVM, Class A (a) (c)	$806,878

U.S. Government Securities 96.3%
	FHLMC Pool
176,703	4.00%, due 3/1/26, #J14785	184,890
380,474	3.00%, due 11/1/26, #G18409	391,640
221,275	3.00%, due 6/1/27, #G14497	227,777
662,647	2.50%, due 12/1/31, #G18622	670,809
99,452	4.50%, due 10/1/35, #A37869	107,729
182,164	6.50%, due 9/1/36, #A54908	203,017
124,366	6.00%, due 6/1/37, #A62176	137,620
111,183	6.00%, due 6/1/37, #A62444	123,795
258	7.00%, due 9/1/37, #A66041	260
135,010	5.00%, due 10/1/38, #G04832	149,156
82,758	5.00%, due 2/1/39, #G05507	91,434
65,988	4.50%, due 11/1/39, #G05748	71,551
67,043	4.50%, due 12/1/39, #A90175	72,718
286,209	4.50%, due 5/1/40, #G06047	310,169
93,769	4.50%, due 8/1/40, #A93505	101,728
228,488	3.50%, due 1/1/41, #A96409	240,555
104,989	4.50%, due 1/1/41, #A96176	113,904
428,335	3.50%, due 2/1/42, #Q05996	451,020
339,633	3.50%, due 4/1/42, #Q07654	357,621
626,339	3.50%, due 5/1/42, #G08491	659,425
482,822	3.50%, due 6/1/42, #C09000	508,353
311,503	3.50%, due 6/1/42, #Q08641	328,001
342,124	3.50%, due 8/1/42, #Q10324	360,669
347,622	3.50%, due 6/1/43, #V80161	365,300
401,818	3.00%, due 8/1/43, #G08540	413,789
237,609	3.00%, due 8/1/43, #Q20559	244,541
126,402	3.50%, due 8/1/43, #Q21435	132,706
412,479	3.50%, due 2/1/44, #Q24712	433,218
1,044,572	4.00%, due 8/1/44, #G08601	1,105,495
884,919	3.00%, due 3/1/45, #G08631	907,433
1,237,752	3.00%, due 5/1/45, #G08640	1,268,735
715,111	3.00%, due 5/1/45, #Q33337	733,013
429,960	3.50%, due 11/1/45, #G08676	448,677
195,460	3.00%, due 12/1/46, #Q44655	200,296
942,877	3.00%, due 1/1/47, #G08741	966,494
488,534	3.00%, due 1/1/47, #Q45636	500,118
159,375	3.00%, due 2/1/47, #G08747	163,364
475,693	4.50%, due 3/1/47, #G08754	503,426
81,794	4.50%, due 3/1/47, #V83115	86,525
180,781	4.50%, due 4/1/47, #G08759	190,959
362,408	4.50%, due 11/1/47, #G61280	382,373
275,287	3.50%, due 2/1/48, #V83957	285,127
80,924	4.00%, due 3/1/48, #G08805	84,962
449,132	3.50%, due 4/1/48, #Q55213	464,505
425,453	4.50%, due 5/1/48, #G08820	447,985
124,439	4.00%, due 6/1/48, #G08817	129,684
314,121	4.50%, due 6/1/48, #V84282	331,282
440,608	4.00%, due 8/1/48, #Q58106	458,928
548,490	3.50%, due 9/1/48, #G08835	564,818
93,965	4.00%, due 11/1/48, #ZT1320	97,510
548,645	4.00%, due 2/1/49, #ZT1710	569,009
900,000	3.00%, due 4/1/49, #ZN5108	914,434
886,217	3.50%, due 7/1/49, #QA1057	912,514
900,000	3.50%, due 7/1/49, #SD8001	924,209
892,457	3.00%, due 10/1/49, #SD8016	906,701
	FNMA Pool
144,354	3.00%, due 8/1/21, #AL0579	147,758
87,269	5.50%, due 7/1/22, #905040	89,382
297,120	4.50%, due 7/1/23, #254846	311,914
105,357	4.00%, due 12/1/25, #AH6058	109,927
78,012	4.00%, due 1/1/26, #AH3925	81,367
231,001	4.00%, due 5/1/26, #AH8174	241,655
374,279	3.00%, due 9/1/27, #AQ0333	385,091
249,697	2.50%, due 4/1/31, #BC4938	252,634
744,406	2.50%, due 10/1/31, #BC9305	753,202
708,784	2.50%, due 11/1/31, #BD9466	716,118
386,954	3.00%, due 12/1/32, #MA3218	397,406
340,197	3.50%, due 5/1/33, #BK5720	353,754

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
U.S. Government Securities 96.3% (continued)
	FNMA Pool (continued)
$350,761	3.50%, due 5/1/33, #BK5745	$363,916
375,043	3.50%, due 5/1/33, #MA3364	389,837
48,785	3.50%, due 6/1/33, #BK5999	50,717
103,358	5.00%, due 5/1/36, #745515	114,184
114,128	6.00%, due 6/1/37, #888413	131,218
358	5.00%, due 1/1/39, #AA0862	395
546,268	4.00%, due 12/1/39, #AE0215	584,542
149,678	5.00%, due 5/1/40, #AD6374	165,434
96,168	4.00%, due 10/1/40, #AE6057	102,929
189,787	4.00%, due 12/1/40, #MA0583	203,166
93,154	4.00%, due 11/1/41, #AJ4668	99,690
184,296	4.00%, due 11/1/41, #AJ5643	197,044
131,910	4.00%, due 4/1/42, #MA1028	140,946
906,238	3.50%, due 7/1/43, #AB9774	952,908
1,044,438	3.00%, due 8/1/43, #AU3363	1,074,525
221,285	4.00%, due 6/1/44, #AW4979	232,629
400,832	4.00%, due 9/1/44, #AS3392	423,995
325,979	4.00%, due 11/1/44, #AS3903	344,757
276,349	4.00%, due 11/1/44, #AS3906	292,282
330,403	3.00%, due 4/1/45, #AS4774	338,474
517,299	3.50%, due 4/1/45, #AY3376	539,207
172,836	3.00%, due 5/1/45, #AY6042	177,061
261,500	3.00%, due 6/1/45, #AZ0171	267,894
1,328,428	3.00%, due 6/1/45, #AZ0504	1,361,463
612,564	3.00%, due 6/1/45, #AZ2754	627,533
553,225	3.50%, due 8/1/45, #AS5699	576,605
276,908	3.50%, due 9/1/45, #AS5722	288,619
820,078	3.00%, due 10/1/45, #AZ6877	840,135
1,363,984	3.50%, due 12/1/45, #BA2275	1,421,871
1,011,112	3.50%, due 12/1/45, #MA2471	1,053,807
622,172	3.50%, due 3/1/46, #MA2549	648,426
1,300,098	3.00%, due 7/1/46, #MA2670	1,331,803
753,783	3.00%, due 9/1/46, #AS7904	771,295
69,165	4.00%, due 2/1/47, #BE7985	72,626
239,477	3.00%, due 4/1/47, #AS9448	245,335
289,133	4.00%, due 4/1/47, #MA2960	303,595
413,390	3.00%, due 5/1/47, #AS9562	423,141
421,087	4.00%, due 5/1/47, #AS9487	441,575
396,217	3.50%, due 8/1/47, #MA3087	410,999
752,621	3.50%, due 9/1/47, #MA3120	780,248
376,447	4.50%, due 11/1/47, #BJ1795	397,324
1,288,228	3.50%, due 3/1/48, #MA3305	1,334,360
182,139	4.50%, due 4/1/48, #MA3334	191,796
865,632	4.50%, due 5/1/48, #BM4135	911,786
756,612	4.00%, due 6/1/48, #MA3384	788,137
969,156	4.00%, due 7/1/48, #MA3415	1,008,455
86,189	4.00%, due 8/1/48, #BK1103	89,846
762,363	4.00%, due 8/1/48, #BK5416	793,396
681,657	4.00%, due 10/1/48, #MA3495	708,605
667,065	4.50%, due 10/1/48, #MA3496	703,287
685,919	4.50%, due 11/1/48, #MA3522	722,535
585,503	4.00%, due 1/1/49, #BN3956	607,148
572,827	3.50%, due 2/1/49, #BM5485	588,662
608,652	4.00%, due 2/1/49, #MA3592	631,184
900,000	3.00%, due 4/1/49, #BN6240	913,359
524,102	3.00%, due 4/1/49, #BN6248	531,927
87,651	3.50%, due 4/1/49, #MA3637	90,083
278,785	3.00%, due 5/1/49, #BN6305	282,952
777,014	3.50%, due 5/1/49, #MA3663	798,656
763,145	3.50%, due 6/1/49, #FM1028	783,523
743,682	3.50%, due 6/1/49, #MA3686	763,538
	GNMA Pool
112,893	4.50%, due 5/15/39, #717066	122,921
174,676	5.50%, due 6/15/39, #714720	196,157
179,575	4.50%, due 7/15/39, #720160	195,510
418,070	5.00%, due 9/15/39, #726311	466,154
438,048	4.00%, due 6/15/45, #AM8608	462,377
275,887	4.00%, due 2/15/46, #AR3772	295,700
35,819	4.00%, due 5/15/46, #AT7406	38,395
385,376	4.00%, due 10/15/46, #AQ0545	411,514
287,355	4.00%, due 12/15/46, #AQ0562	306,731
15,170	4.00%, due 12/15/46, #AQ0563	15,967
1,004,204	3.00%, due 5/15/47, #AW1730	1,034,000
194,086	3.00%, due 5/15/47, #AZ5535	199,906

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount/
Shares		Value
U.S. Government Securities 96.3% (continued)
	GNMA Pool (continued)
$453,586	3.00%, due 8/15/47, #AZ5554	$467,055
1,045,913	3.50%, due 11/15/47, #BD4824	1,085,420
783,496	4.00%, due 11/15/47, #BB3817	821,765
899,999	3.50%, due 4/20/49, #MA5875	931,119
	GNMA TBA (e)
900,000	3.00%, due 12/15/42	925,031
900,000	3.50%, due 12/15/42	930,241
		67,175,527
Total Mortgage-Backed Securities
(cost $66,184,533)		67,982,405

SHORT-TERM INVESTMENTS 4.2%

U.S. Treasury Bills
1,000,000	1.53%, due 2/27/20 (d)	996,254
2,000,000	1.54%, due 4/30/20 (d)	1,987,054
Total Short-Term Investments
(cost $2,982,799)		2,983,308

MONEY MARKET FUNDS 0.7%
466,943	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 1.53% (b)	466,943
Total Money Market Funds
(cost $466,943)		466,943
Total Investments
(cost $69,634,275)	102.4%	71,432,656
Liabilities less Other Assets	(2.4)%	(1,702,570)
TOTAL NET ASSETS	100.0%	$69,730,086

(a)	Variable rate security. The coupon is based on an underlying pool of loans. Rate shown reflects the rate in effect as of November 30, 2019.
(b)	Rate shown is the 7-day annualized yield as of November 30, 2019.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of November 30, 2019, the value of these investments was $806,878 or 1.16% of total net assets.

(d)	Rate shown is the discount rate at November 30, 2019.
(e)	Security purchased on a when-issued basis. As of November 30, 2019, the total cost of investments purchased on a when-issued basis was $1,848,023 or 2.65% of total net assets.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2019

Shares/
Principal Amount		Value
COMMON STOCKS 0.2%

Business Support Services 0.2%
16,363	Hexion Holdings Corp. –
	Class B	$172,630
Total Common Stocks
(cost $236,663)		172,630

CORPORATE BONDS 94.6%

Aerospace/Defense 1.2%
	F-Brasile SpA / F-Brasile
	US LLC
$150,000	7.375%, due 8/15/26 (b)	159,000
	Triumph Group, Inc.
750,000	7.75%, due 8/15/25	782,186
		941,186
Auto Parts Manufacturing 0.9%
	Truck Hero, Inc.
750,000	8.50%, due 4/21/24 (b)	748,436

Biotechnology 0.9%
	Sotera Health Topco, Inc.
710,000	8.125% Cash or 8.875% PIK,
	due 11/1/21 (b) (c)	708,580

Building Materials 1.6%
	Core & Main Holdings LP
600,000	8.625% Cash or 9.375% PIK,
	due 9/15/24 (b) (c)	621,249
	Patrick Industries, Inc.
150,000	7.50%, due 10/15/27 (b)	158,573
	U.S. Concrete, Inc.
470,000	6.375%, due 6/1/24	489,970
		1,269,792
Casinos and Gaming 0.4%
	Scientific Games
	International, Inc.
300,000	5.00%, due 10/15/25 (b)	314,109

Chemicals 5.6%
	Consolidated Energy Finance SA
400,000	6.875%, due 6/15/25 (b)	378,996
300,000	6.50%, due 5/15/26 (b)	279,854
	CSTN Merger Sub, Inc.
800,000	6.75%, due 8/15/24 (b)	730,332
	Kissner Milling Company Ltd.
690,000	8.375%, due 12/1/22 (b)	721,050
	Koppers, Inc.
710,000	6.00%, due 2/15/25 (b)	720,643
	Neon Holdings, Inc.
775,000	10.125%, due 4/1/26 (b)	782,651
	OCI NV
625,000	6.625%, due 4/15/23 (b)	653,750
100,000	5.25%, due 11/1/24 (b)	103,750
	Univar Solutions USA, Inc.
100,000	5.125%, due 12/1/27 (b)	102,520
		4,473,546
Commercial and Service Industry
Machinery Manufacturing 0.7%
	ATS Automation Tooling
	Systems, Inc.
500,000	6.50%, due 6/15/23 (b)	517,708

Communications Equipment 2.0%
	CommScope Technologies LLC
850,000	6.00%, due 6/15/25 (b)	822,375
	Plantronics, Inc.
800,000	5.50%, due 5/31/23 (b)	754,472
		1,576,847
Construction Machinery 1.1%
	Capitol Investment
	Merger Sub 2 LLC
900,000	10.00%, due 8/1/24 (b)	900,374

Construction Materials Manufacturing 0.8%
	Boise Cascade Co.
440,000	5.625%, due 9/1/24 (b)	458,883

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Construction Materials Manufacturing 0.8% (continued)
	Northwest Hardwoods, Inc.
$400,000	7.50%, due 8/1/21 (b)	$200,000
		658,883
Consumer Cyclical Services 2.7%
	APX Group, Inc.
538,000	8.75%, due 12/1/20	527,240
	CoreCivic, Inc.
750,000	4.75%, due 10/15/27	607,518
	Photo Holdings Merger Sub, Inc.
1,200,000	8.50%, due 10/1/26 (b)	1,007,249
		2,142,007
Consumer Finance 0.9%
	Cardtronics, Inc.
725,000	5.50%, due 5/1/25 (b)	752,104

Consumer Services 4.5%
	AMN Healthcare, Inc.
350,000	5.125%, due 10/1/24 (b)	362,395
	Carriage Services, Inc.
450,000	6.625%, due 6/1/26 (b)	472,656
	Cimpress NV
835,000	7.00%, due 6/15/26 (b)	889,565
	LSC Communications, Inc.
925,000	8.75%, due 10/15/23 (b)	469,821
	Prime Security Services Borrower
	LLC / Prime Finance, Inc.
700,000	5.25%, due 4/15/24 (b)	722,743
	Quad Graphics, Inc.
800,000	7.00%, due 5/1/22	690,250
		3,607,430
Containers and Packaging 2.2%
	Berry Global, Inc.
250,000	5.625%, due 7/15/27 (b)	266,881
	Cascades, Inc.
54,000	5.50%, due 7/15/22 (b)	54,848
153,000	5.75%, due 7/15/23 (b)	157,271
	Flex Acquisition Co., Inc.
150,000	7.875%, due 7/15/26 (b)	143,598
	Pactiv LLC
500,000	8.375%, due 4/15/27	548,924
	Plastipak Holdings, Inc.
650,000	6.25%, due 10/15/25 (b)	549,250
		1,720,772
Distributors 0.6%
	Ferrellgas Partners LP
575,000	6.50%, due 5/1/21	497,605

Diversified Manufacturing 0.4%
	Foxtrot Escrow Issuer LLC /
	Foxtrot Escrow Corp.
300,000	12.25%, due 11/15/26 (b)	302,812

Electrical Equipment Manufacturing 0.9%
	Itron, Inc.
690,000	5.00%, due 1/15/26 (b)	715,635

Financial Services 2.5%
	Arrow Bidco LLC
750,000	9.50%, due 3/15/24 (b)	712,811
	LPL Holdings, Inc.
650,000	5.75%, due 9/15/25 (b)	688,480
	Trident TPI Holdings, Inc.
700,000	6.625%, due 11/1/25 (b)	628,540
		2,029,831
Food and Beverage 4.5%
	Clearwater Seafoods, Inc.
770,000	6.875%, due 5/1/25 (b)	799,195
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b) (d)	119,713
	Dole Food Co, Inc.
775,000	7.25%, due 6/15/25 (b)	738,509
	H-Food Holdings LLC /
	Hearthside Finance Co, Inc.
750,000	8.50%, due 6/1/26 (b)	570,541

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Food and Beverage 4.5% (continued)
	Performance Food Group, Inc.
$300,000	5.50%, due 10/15/27 (b)	$319,507
	Sigma Holdco BV
650,000	7.875%, due 5/15/26 (b)	635,669
	Simmons Foods, Inc.
375,000	7.75%, due 1/15/24 (b)	404,218
		3,587,352
Forest and Paper Products Manufacturing 1.0%
	Schweitzer-Mauduit
	International, Inc.
750,000	6.875%, due 10/1/26 (b)	808,386

Hardware 0.9%
	Everi Payments Inc.
700,000	7.50%, due 12/15/25 (b)	740,541

Health Care Facilities and Services 0.9%
	Hadrian Merger Sub, Inc.
700,000	8.50%, due 5/1/26 (b)	699,757

Home Improvement 1.7%
	Apex Tool Group LLC/BC
	Mountain Finance, Inc.
700,000	9.00%, due 2/15/23 (b)	588,291
	ServiceMaster Co. LLC
650,000	7.45%, due 8/15/27	735,051
		1,323,342
Homebuilders 1.3%
	Williams Scotsman
	International, Inc.
1,000,000	6.875%, due 8/15/23 (b)	1,053,584

Industrial – Other 2.8%
	Brand Energy & Infrastructure
	Services, Inc.
650,000	8.50%, due 7/15/25 (b)	635,369
	Cleaver-Brooks, Inc.
825,000	7.875%, due 3/1/23 (b)	791,311
	H&E Equipment Services, Inc.
410,000	5.625%, due 9/1/25	432,208
	New Enterprise Stone &
	Lime Co., Inc.
400,000	6.25%, due 3/15/26 (b)	420,139
		2,279,027
Machinery Manufacturing 3.7%
	Amsted Industries, Inc.
300,000	5.375%, due 9/15/24 (b)	308,750
250,000	5.625%, due 7/1/27 (b)	264,462
	JPW Industries Holding Corp.
825,000	9.00%, due 10/1/24 (b)	764,845
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b)	299,250
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
700,000	7.75%, due 4/15/26 (b)	663,126
	Titan International, Inc.
800,000	6.50%, due 11/30/23	664,332
		2,964,765
Manufactured Goods 3.9%
	FXI Holdings, Inc.
850,000	7.875%, due 11/1/24 (b)	769,241
	Grinding Media Inc./ MC
	Grinding Media Canada, Inc.
825,000	7.375%, due 12/15/23 (b)	825,462
	Mueller Industries, Inc.
500,000	6.00%, due 3/1/27	516,924
	Optimas OE Solutions, Inc.
400,000	8.625%, due 6/1/21 (b)	238,000
	Park-Ohio Industries, Inc.
770,000	6.625%, due 4/15/27	756,793
		3,106,420
Media Entertainment 3.8%
	Clear Channel Worldwide
	Holdings, Inc.
750,000	5.125%, due 8/15/27 (b)	781,894

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Media Entertainment 3.8% (continued)
	Diamond Sports Group LLC /
	Diamond Sports Finance Co.
$300,000	5.375%, due 8/15/26 (b)	$305,062
450,000	6.625%, due 8/15/27 (b)	439,756
	Getty Images, Inc.
735,000	9.75%, due 3/1/27 (b)	744,443
	Meredith Corp.
750,000	6.875%, due 2/1/26	772,761
		3,043,916
Media Non-Cable 0.8%
	R.R. Donnelley & Sons Co.
648,000	6.50%, due 11/15/23	669,329

Medical Equipment and
Supplies Manufacturing 0.8%
	Vista Outdoor, Inc.
650,000	5.875%, due 10/1/23	621,020

Metals and Mining 6.1%
	Compass Minerals
	International, Inc.
300,000	6.75%, due 12/1/27 (b)	311,250
	Emeco Pty Ltd.
588,879	9.25%, due 3/31/22	622,740
	Harsco Corp.
750,000	5.75%, due 7/31/27 (b)	791,269
	Mineral Resources Ltd.
750,000	8.125%, due 5/1/27 (b)	802,367
	Rain CII Carbon LLC/
	CII Carbon Corp.
800,000	7.25%, due 4/1/25 (b)	775,992
	SunCoke Energy Partners LP/
	SunCoke Energy Partners
	Finance Corp.
860,000	7.50%, due 6/15/25 (b)	780,441
	TMS International Holding Corp.
900,000	7.25%, due 8/15/25 (b)	767,623
		4,851,682
Midstream 0.9%
	Rockpoint Gas Storage
	Canada Ltd.
750,000	7.00%, due 3/31/23 (b)	753,124

Oil and Gas Extraction 0.7%
	Welltec A/S
550,000	9.50%, due 12/1/22 (b)	548,797

Oil and Gas Services and Equipment 1.6%
	Archrock Partners LP /
	Archrock Partners Finance Corp.
275,000	6.875%, due 4/1/27 (b)	283,780
	Nine Energy Service, Inc.
150,000	8.75%, due 11/1/23 (b)	112,612
	USA Compression Partners LP/
	USA Compression
	Finance Corp.
635,000	6.875%, due 4/1/26	653,652
250,000	6.875%, due 9/1/27 (b)	256,331
		1,306,375
Other Industrial 1.6%
	Algeco Global Finance Plc
750,000	8.00%, due 2/15/23 (b)	734,993
	Anixter, Inc.
500,000	6.00%, due 12/1/25	521,458
		1,256,451
Packaging 0.8%
	Mauser Packaging Solutions
	Holding Co.
590,000	5.50%, due 4/15/24 (b)	604,744

Paper 2.7%
	Clearwater Paper Corp.
710,000	4.50%, due 2/1/23	712,876
	Mercer International, Inc.
690,000	5.50%, due 1/15/26	691,742
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)	199,000

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Paper 2.7% (continued)
	Rayonier A.M. Products, Inc.
$800,000	5.50%, due 6/1/24 (b)	$562,332
		2,165,950
Pipelines 1.9%
	Exterran Partners, L.P.
100,000	6.00%, due 10/1/22	100,531
	Summit Midstream
	Holdings, LLC
800,000	5.50%, due 8/15/22	694,249
	TransMontaigne Partners LP/
	TLP Finance Corp.
750,000	6.125%, due 2/15/26	722,136
		1,516,916
Publishing and Broadcasting 2.3%
	Salem Media Group, Inc.
420,000	6.75%, due 6/1/24 (b)	369,600
	Townsquare Media, Inc.
640,000	6.50%, due 4/1/23 (b)	645,066
	Urban One, Inc.
825,000	7.375%, due 4/15/22 (b)	808,243
		1,822,909
Railroad 1.2%
	Watco Companies, Inc.
900,000	6.375%, due 4/1/23 (b)	917,248

Real Estate 1.4%
	GEO Group, Inc.
580,000	5.125%, due 4/1/23	514,750
	Iron Mountain, Inc.
620,000	4.875%, due 9/15/27 (b)	638,490
		1,153,240
Refining and Marketing 1.7%
	Calumet Specialty Products
	Partners LP / Calumet
	Finance Corp.
650,000	7.75%, due 4/15/23	625,895
	Sunoco LP/Sunoco Finance Corp.
700,000	5.50%, due 2/15/26	725,617
		1,351,512
Retail – Consumer Discretionary 2.1%
	Hillman Company, Inc.
1,050,000	6.375%, due 7/15/22 (b)	968,953
	Party City Holdings, Inc.
800,000	6.625%, due 8/1/26 (b)	481,858
	Reliance Intermediate Holdings
210,000	6.50%, due 4/1/23 (b)	216,912
		1,667,723
Software and Services 2.0%
	Donnelley Financial
	Solutions, Inc.
730,000	8.25%, due 10/15/24	743,990
	Exela Intermediate LLC/
	Exela Finance, Inc.
750,000	10.00%, due 7/15/23 (b)	270,000
	Sophia, L.P.
550,000	9.00%, due 9/30/23 (b)	566,728
		1,580,718
Supermarkets 0.8%
	KeHE Distributors LLC /
	KeHE Finance Corp.
600,000	8.625%, due 10/15/26 (b)	625,125

Technology 1.6%
	Global A&T Electronics Ltd.
750,000	8.50%, due 1/12/23	691,299
	Granite Merger Sub 2, Inc.
600,000	11.00%, due 7/15/27 (b)	601,708
		1,293,007
Transportation and Logistics 2.7%
	J.B. Poindexter & Co., Inc.
750,000	7.125%, due 4/15/26 (b)	784,386

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2019 (continued)

Principal Amount/
Shares		Value
Transportation and Logistics 2.7% (continued)
	Martin Midstream Partners L.P.
$650,000	7.25%, due 2/15/21	$587,002
	Mobile Mini, Inc.
750,000	5.875%, due 7/1/24	780,000
		2,151,388
Transportation Services 1.8%
	LBC Tank Terminals Holding
800,000	6.875%, due 5/15/23 (b)	808,668
	OPE KAG Finance Sub, Inc.
650,000	7.875%, due 7/31/23 (b)	635,645
		1,444,313
Utilities 0.9%
	Superior Plus LP / Superior
	General Partner, Inc.
700,000	7.00%, due 7/15/26 (b)	754,598

Waste and Environment Services
and Equipment 1.4%
	CD&R Waterworks
	Merger Sub LLC
370,000	6.125%, due 8/15/25 (b)	379,246
	Waste Pro USA, Inc.
700,000	5.50%, due 2/15/26 (b)	724,376
		1,103,622
Wireline Telecommunications Services 2.4%
	Consolidated
	Communications, Inc.
330,000	6.50%, due 10/1/22	283,800
	HC2 Holdings, Inc.
750,000	11.50%, due 12/1/21 (b)	691,875
	West Corp.
560,000	5.375%, due 7/15/22 (b)	551,600
	Zayo Group, LLC
350,000	6.375%, due 5/15/25	360,933
		1,888,208
Total Corporate Bonds
(cost $79,177,858)		75,532,746

MONEY MARKET FUNDS 3.4%
2,735,777	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 1.53% (a)	2,735,777
Total Money Market Funds
(cost $2,735,777)		2,735,777
Total Investments
(cost $82,150,298)	98.2%	78,441,153
Other Assets less Liabilities	1.8%	1,473,514
TOTAL NET ASSETS	100.0%	$79,914,667

(a)	Rate shown is the 7-day annualized yield as of November 30, 2019.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of November 30, 2019, the value of these investments was $56,187,965 or 70.31% of total net assets.

(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – November 30, 2019

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Assets:
Investments in securities, at value
(cost $131,682,116, $69,634,275, and $82,150,298, respectively)	$141,787,682	$71,432,656	$78,441,153
Receivable for fund shares sold	60,646	13,174	—
Interest receivable	1,510,728	189,811	1,520,256
Due from investment adviser (Note 4)	2,144	7,030	2,387
Prepaid expenses	15,226	2,154	13,655
Total assets	143,376,426	71,644,825	79,977,451

Liabilities:
Payable for securities purchased	988,420	1,848,023	—
Payable for fund shares redeemed	26,509	—	—
Administration fees	10,335	9,623	9,821
Custody fees	2,473	2,497	1,648
Transfer agent fees and expenses	13,106	9,516	6,478
Fund accounting fees	18,562	16,222	16,125
Audit fees	21,200	21,200	21,200
Chief Compliance Officer fee	2,500	2,500	2,500
Trustees’ fees and expenses	75	129	119
Accrued expenses	10,625	5,029	4,893
Total liabilities	1,093,805	1,914,739	62,784
Net Assets	$142,282,621	$69,730,086	$79,914,667

Net Assets Consist of:
Paid-in capital	$135,328,571	$69,605,196	$83,362,874
Total distributable earnings	6,954,050	124,890	(3,448,207)
Net Assets	$142,282,621	$69,730,086	$79,914,667

Net Asset Value, Offering Price and Redemption Price Per Share	$9.76	$9.57	$9.42

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	14,578,951	7,282,556	8,485,730

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Year Ended November 30, 2019

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Investment Income:
Interest	$6,046,125	$1,942,744	$5,421,066
Total investment income	6,046,125	1,942,744	5,421,066

Expenses:
Fund accounting fees (Note 4)	73,995	63,584	64,146
Transfer agent fees and expenses (Note 4)	71,692	39,436	24,876
Administration fees (Note 4)	40,103	37,353	37,793
Registration fees	23,322	20,834	22,962
Audit fees	21,141	21,141	21,190
Trustees’ fees and expenses	15,645	14,884	14,843
Custody fees (Note 4)	13,758	13,875	8,202
Reports to shareholders	10,568	5,774	5,435
Chief Compliance Officer fee (Note 4)	9,917	9,917	9,916
Miscellaneous	5,752	4,799	3,164
Legal fees	5,225	5,245	5,118
Insurance	3,352	2,184	1,813
Interest expense (Note 6)	1,696	8	—
Total expenses	296,166	239,034	219,458
Less: Expense reimbursement from adviser (Note 4)	(19,771)	(88,338)	(25,150)
Net expenses	276,395	150,696	194,308
Net investment income	5,769,730	1,792,048	5,226,758

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	2,093,860	2,584	190,189
Net change in unrealized appreciation/(depreciation) on investments	15,236,243	2,948,637	(53,736)
Net gain on investments	17,330,103	2,951,221	136,453
Net increase in net assets resulting from operations	$23,099,833	$4,743,269	$5,363,211

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2019	November 30, 2018
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$5,769,730	$7,629,091
Net realized gain/(loss) on investments	2,093,860	(1,665,405)
Net change in unrealized appreciation/(depreciation) on investments	15,236,243	(12,595,930)
Net increase/(decrease) in net assets resulting from operations	23,099,833	(6,632,244)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(5,748,046)	(7,642,647)
Total dividends and distributions	(5,748,046)	(7,642,647)

Capital Share Transactions:
Net proceeds from shares sold	32,169,545	42,846,132
Distributions reinvested	5,092,058	5,828,550
Payment for shares redeemed	(60,905,574)	(92,478,592)
Net decrease in net assets from capital share transactions	(23,643,971)	(43,803,910)
Total decrease in net assets	(6,292,184)	(58,078,801)

Net Assets, Beginning of Year	148,574,805	206,653,606
Net Assets, End of Year	$142,282,621	$148,574,805

Transactions in Shares:
Shares sold	3,477,388	4,696,417
Shares issued on reinvestment of distributions	545,556	646,637
Shares redeemed	(6,582,597)	(10,318,214)
Net decrease in shares outstanding	(2,559,653)	(4,975,160)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2019	November 30, 2018
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$1,792,048	$1,733,608
Net realized gain/(loss) on investments	2,584	(648,454)
Net change in unrealized appreciation/(depreciation) on investments	2,948,637	(1,663,220)
Net increase/(decrease) in net assets resulting from operations	4,743,269	(578,066)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(1,962,038)	(1,831,574)
Total dividends and distributions	(1,962,038)	(1,831,574)

Capital Share Transactions:
Net proceeds from shares sold	15,400,900	15,637,585
Distributions reinvested	1,416,455	890,274
Payment for shares redeemed	(10,072,959)	(23,632,579)
Net increase/(decrease) in net assets from capital share transactions	6,744,396	(7,104,720)
Total increase/(decrease) in net assets	9,525,627	(9,514,360)

Net Assets, Beginning of Year	60,204,459	69,718,819
Net Assets, End of Year	$69,730,086	$60,204,459

Transactions in Shares:
Shares sold	1,631,927	1,677,737
Shares issued on reinvestment of distributions	149,223	96,016
Shares redeemed	(1,066,918)	(2,553,763)
Net increase/(decrease) in shares outstanding	714,232	(780,010)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Statements of Changes in Net Assets

		December 26, 2017*
	Year Ended	through
	November 30, 2019	November 30, 2018
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$5,226,758	$4,182,220
Net realized gain on investments	190,189	347,903
Net change in unrealized appreciation/(depreciation) on investments	(53,736)	(4,631,488)
Net increase/(decrease) in net assets resulting from operations	5,363,211	(101,365)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(5,545,152)	(4,140,980)
Total dividends and distributions	(5,545,152)	(4,140,980)

Capital Share Transactions:
Net proceeds from shares sold	1,963,530	8,256,239
Net proceeds from transfer in-kind	—	65,639,784
Distributions reinvested	5,545,153	4,140,980
Payment for shares redeemed	(1,205,838)	(895)
Net increase in net assets from capital share transactions	6,302,845	78,036,108
Total increase in net assets	6,120,904	73,793,763

Net Assets, Beginning of Period	73,793,763	—
Net Assets, End of Period	$79,914,667	$73,793,763

Transactions in Shares:
Shares sold	205,898	832,790
Shares issued in connection with transfer in-kind	—	6,563,978
Shares issued on reinvestment of distributions	584,908	423,534
Shares redeemed	(125,287)	(91)
Net increase in shares outstanding	665,519	7,820,211

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Financial Highlights

	Year Ended November 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$8.67	$9.35	$9.07	$8.97	$9.57

Income From Investment Operations:
Net investment income	0.37	0.37	0.35	0.36	0.36
Net realized and unrealized gain/(loss) on investments	1.09	(0.68)	0.28	0.10	(0.55)
Total from investment operations	1.46	(0.31)	0.63	0.46	(0.19)

Less Distributions:
Distributions from net investment income	(0.37)	(0.37)	(0.35)	(0.36)	(0.36)
Distributions from net realized gains on investments	—	—	—	—	(0.05)
Total distributions	(0.37)	(0.37)	(0.35)	(0.36)	(0.41)

Net asset value, end of year	$9.76	$8.67	$9.35	$9.07	$8.97

Total Return	17.10%	-3.44%	7.10%	5.18%	-2.08%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$142,283	$148,575	$206,654	$223,040	$225,946
Ratio of expenses to average net assets:
Net of expense reimbursement	0.19%	0.16%^	0.15%	0.15%	0.15%
Before expense reimbursement	0.20%	0.17%	0.17%	0.17%	0.16%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.97%	3.97%	3.81%	3.90%	3.87%
Before expense reimbursement	3.96%	3.96%	3.79%	3.88%	3.86%
Portfolio turnover rate	20%	15%	11%	31%	18%

^	Effective March 30, 2018, the expense cap increased from 0.15% to 0.19%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Financial Highlights

	Year Ended November 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.17	$9.49	$9.56	$9.70	$9.82

Income From Investment Operations:
Net investment income	0.26	0.24	0.25	0.25	0.24
Net realized and unrealized gain/(loss) on investments	0.42	(0.31)	(0.05)	(0.11)	(0.09)
Total from investment operations	0.68	(0.07)	0.20	0.14	0.15

Less Distributions:
Distributions from net investment income	(0.28)	(0.25)	(0.27)	(0.28)	(0.27)
Total distributions	(0.28)	(0.25)	(0.27)	(0.28)	(0.27)

Net asset value, end of year	$9.57	$9.17	$9.49	$9.56	$9.70

Total Return	7.53%	-0.72%	2.09%	1.48%	1.54%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$69,730	$60,204	$69,719	$87,877	$96,068
Ratio of expenses to average net assets:
Net of expense reimbursement	0.23%	0.21%†	0.17%^	0.15%	0.15%
Before expense reimbursement	0.36%	0.34%	0.39%	0.32%	0.29%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.73%	2.53%	2.49%	2.59%	2.43%
Before expense reimbursement	2.60%	2.40%	2.27%	2.42%	2.29%
Portfolio turnover rate	20%	239%	151%	67%	161%

^	Effective March 30, 2017, the expense cap increased from 0.15% to 0.18%.
†	Effective March 30, 2018, the expense cap increased from 0.18% to 0.23%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Financial Highlights

		December 26, 2017*
	Year Ended	through
	November 30, 2019	November 30, 2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.44	$10.00

Income From Investment Operations:
Net investment income	0.64	0.56
Net realized and unrealized gain/(loss) on investments	0.02	(0.56)
Total from investment operations	0.66	0.00

Less Distributions:
Distributions from net investment income	(0.64)	(0.56)
Distributions from net realized gains on investments	(0.04)	—
Total distributions	(0.68)	(0.56)

Net asset value, end of period	$9.42	$9.44

Total Return	7.21%	-0.07	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$79,915	$73,794
Ratio of expenses to average net assets:
Net of expense reimbursement	0.25%	0.23	%+^
Before expense reimbursement	0.28%	0.30	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	6.72%	6.23	%+
Before expense reimbursement	6.69%	6.16	%+
Portfolio turnover rate	36%	22	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^	Effective March 30, 2018, the expense cap increased from 0.18% to 0.25%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2019

Note 1 – Organization
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017, prior to which, its only activity was a transfer in-kind of securities and cash. This transfer in-kind was nontaxable, whereby the Fund issued 6,563,978 shares on December 26, 2017. The fair value and cost of securities received by the Fund was $61,624,087 and $60,648,008, respectively. In addition, the Fund received $4,015,697 of cash and interest receivable. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

PIA Funds
Notes to Financial Statements – November 30, 2019 (continued)

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018, or expected to be taken in the Funds’ 2019 tax returns.  The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2019, there were no reclassifications between paid-in capital and distributable earnings.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

PIA Funds
Notes to Financial Statements – November 30, 2019 (continued)

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2019, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 10 for more information about subsequent events.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – November 30, 2019 (continued)

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – November 30, 2019 (continued)

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2019, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at November 30, 2019.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2019:

BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$127,053,050	$—	$127,053,050
Sovereign Bonds	—	10,915,903	—	10,915,903
U.S. Government Agencies and Instrumentalities	—	2,293,228	—	2,293,228
Total Fixed Income	—	140,262,181	—	140,262,181
Money Market Funds	1,525,501	—	—	1,525,501
Total Investments	$1,525,501	$140,262,181	$—	$141,787,682

PIA Funds
Notes to Financial Statements – November 30, 2019 (continued)

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$806,878	$—	$806,878
Mortgage-Backed Securities –
U.S. Government Agencies	—	67,175,527	—	67,175,527
Total Fixed Income	—	67,982,405	—	67,982,405
Money Market Funds	466,943	—	—	466,943
Short-Term Investments	—	2,983,308	—	2,983,308
Total Investments	$466,943	$70,965,713	$—	$71,432,656

High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$75,532,746	$—	$75,532,746
Total Fixed Income	—	75,532,746	—	75,532,746
Common Stocks
Business Support Services	172,630	—	—	172,630
Total Common Stocks	172,630	—	—	172,630
Money Market Funds	2,735,777	—	—	2,735,777
Total Investments	$2,908,407	$75,532,746	$—	$78,441,153

Refer to each Fund’s schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at November 30, 2019, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.

PIA Funds
Notes to Financial Statements – November 30, 2019 (continued)

Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has temporarily agreed to limit the total expenses of the BBB Bond Fund, MBS Bond Fund and High Yield (MACS) Fund to an annual rate of 0.19%, 0.23% and 0.25%, respectively, of each Fund’s average daily net assets through at least March 29, 2020. The Adviser may not recoup expense reimbursements in future periods.  For the year ended November 30, 2019, the Adviser absorbed Fund expenses in the amount of $19,771, $88,338 and $25,150 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the year ended November 30, 2019, are disclosed in the Statement of Operations.

The BBB Bond Fund and the MBS Bond Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund and the MBS Bond Fund expensed $31,342 and $4,714, respectively, of sub-transfer agent fees during the year ended November 30, 2019. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of Fund Services. Fees paid by the Funds to U.S. Bank N.A. for custody services for the year ended November 30, 2019 are disclosed in the Statement of Operations.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$19,043,770	$43,930,982	$9,594,829	$7,318,653
MBS Bond Fund	—	—	18,210,256	12,442,423
High Yield (MACS) Fund	30,561,979	27,116,926	—	—

PIA Funds
Notes to Financial Statements – November 30, 2019 (continued)

Note 6 – Line of Credit
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a line of credit in the amount of $15,000,000, $8,000,000 and $15,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended November 30, 2019, the High Yield (MACS) Fund did not draw upon its line of credit.  During the year ended November 30, 2019, the BBB Bond Fund and the MBS Bond Fund drew on their lines of credit. The BBB Bond Fund and the MBS Bond Fund had an outstanding average daily balance of $29,096 and $126, paid a weighted average interest rate of 5.50% and 5.25%, and incurred interest expense of $1,696 and $8, respectively. The maximum amount outstanding for the BBB bond Fund and the MBS Bond Fund during the year ended November 30, 2019 was $6,077,000 and $14,000, respectively. At November 30, 2019, the Fund had no outstanding loan amounts.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the year ended November 30, 2019 and the period ended November 30, 2018 was as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund*
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2018
Ordinary income	$5,748,046	$7,642,647	$1,962,038	$1,831,574	$5,389,371	$4,140,980
Long-term
capital gains	—	—	—	—	155,781	—

* Commenced operations on December 26, 2017.

As of November 30, 2019, the components of capital on a tax basis were as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Cost of investments (a)	$131,698,633	$69,640,097	$82,150,297
Gross unrealized appreciation	10,455,043	1,818,652	1,468,645
Gross unrealized depreciation	(365,994)	(26,093)	(5,177,789)
Net unrealized appreciation/(depreciation) (a)	10,089,049	1,792,559	(3,709,144)
Undistributed ordinary income	73,462	41,980	244,198
Undistributed long-term capital gain	—	—	16,739
Total distributable earnings	73,462	41,980	260,937
Other accumulated gains/(losses)	(3,208,461)	(1,709,649)	—
Total accumulated earnings/(losses)	$6,954,050	$124,890	$(3,448,207)

(a)	The difference between book-basis and tax-basis net unrealized appreciation in the Funds is attributable primarily to wash sales.

At November 30, 2019, the BBB Bond Fund and the MBS Bond Fund had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Short-term capital losses	$402,819	$860,812	$—
Long-term capital losses	2,805,642	848,837	—

PIA Funds
Notes to Financial Statements – November 30, 2019 (continued)

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Interest Rate Risk.  The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Funds may face a heightened level of interest rate risk.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

BBB Bond Fund

•
High Yield Securities Risk.  The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

PIA Funds
Notes to Financial Statements – November 30, 2019 (continued)

MBS Bond Fund

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities.  These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks associated with Real Estate and Regulatory Actions.  Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk.  In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risk of TBA transactions are increased credit risk and increased overall investment exposure.

•
Government-Sponsored Entities Risk.  Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks.  These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.  High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

PIA Funds
Notes to Financial Statements – November 30, 2019 (continued)

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Note 9 – Other Tax Information (Unaudited)
For the year ended November 30, 2019, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2019 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

The High Yield (MACS) Fund designated 3.57% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c).

On December 27, 2019, the BBB Bond Fund and the MBS Bond Fund distributed $0.03560307 and $0.02844308 per share, respectively, of net investment income. On December 27, 2019, the High Yield (MACS) Fund distributed $0.06374552 per share of net investment income, $0.02045 per share of short-term capital gains and $0.00198 per share of long-term capital gains.

Note 10 – Subsequent Events
On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Funds’ distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees Advisors Series Trust and Shareholders of
PIA BBB Bond Fund
PIA MBS Bond Fund
PIA High Yield (MACS) Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the PIA BBB Bond Fund, PIA MBS Bond Fund, and PIA High Yield (MACS) Fund, each a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2019, with respect to PIA BBB Bond Fund and PIA MBS Bond Fund, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended and with respect to the PIA High Yield (MACS) Fund the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period December 26, 2017 (commencement of operations) through November 30, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2019, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2020

PIA Funds
Notice to Shareholders – November 30, 2019
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 73)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			July 2019); Trustee and Chair		with the Funds);
			(2000 to 2012), New Covenant		Independent
			Mutual Funds (1999 to 2012);		Trustee from
			Director and Board Member,		1999 to 2012,
			Alpha Gamma Delta		New Covenant
			Foundation (philanthropic		Mutual Funds
			organization) (2005 to 2011).		(an open-end
investment
company with
4 portfolios).

David G. Mertens	Trustee	Indefinite term*;	Partner and Head of Business	6	Trustee,
(age 59)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC (a privately-		Trust (for series
Milwaukee, WI 53202			held investment advisory firm)		not affiliated
			(February 2019 to present);		with the Funds).
Managing Director and Vice
President, Jensen Investment
Management, Inc. (a privately-
held investment advisory firm)
(2002 to 2017).

George J. Rebhan(4)	Chairman	Indefinite term;	Retired; formerly President,	6	Trustee,
(age 85)	of the	since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street	Board and	May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202	Trustee				not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 72)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC, and its		Trust (for series
Milwaukee, WI 53202			predecessors, (May 1991		not affiliated
			to July 2017).		with the Funds).

Raymond B. Woolson(4)	Trustee	Indefinite term*;	President, Apogee Group, Inc.	6	Trustee,
(age 60)		since	(financial consulting firm)		Advisors Series
615 E. Michigan Street		January 2016.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee,
DoubleLine
Funds Trust
(an open-end
investment
company with
16 portfolios),
DoubleLine
Opportunistic
Credit Fund and
DoubleLine
Income
Solutions Fund,
from 2010 to
present;
Independent
Trustee,
DoubleLine
Equity Funds
from 2010
to 2016.

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 50)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice	Indefinite term;	Vice President, Compliance and Administration,
(age 58)	President,	since	U.S. Bank Global Fund Services (October 1998 to present).
615 E. Michigan Street	Treasurer and	December 2007.
Milwaukee, WI 53202	Principal
Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 48)	Treasurer	since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 37)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 62)	Chief	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years
Elaine E. Richards, Esq.	Vice President	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 51)	and	since	(July 2007 to present).
2020 East Financial Way,	Secretary	September 2019.
Suite 100
Glendora, CA 91741

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2019, the Trust was comprised of 39 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds and the PIA High Yield Fund, PIA Short Duration Bond Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	Mr. George Rebhan retired as an Independent Trustee on December 31, 2019. Mr. Raymond Woolson became the Chairman of the Board effective January 1, 2020.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Annual Report

November 30, 2019

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from December 1, 2018 through November 30, 2019, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

For the fiscal year ended November 30, 2019, the total return for the Fund, including the reinvestment of dividends and capital gains, was 3.04%. The Fund’s return was lower than the Fund’s benchmark index, the ICE BofAML 1-Year U.S. Treasury Note Index, which returned 3.11% for the same period.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.42% and the Fund’s net expense ratio is 0.39%. PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 29, 2020. The net expense is what the investor has paid.

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

During the fiscal year ended November 30, 2019, the Fund had a shorter duration position and a more barbelled structure, relative to the Fund’s benchmark index. The Fund had a diversified allocation to fixed-rate and floating-rate investment grade corporate bonds, with maturities less than three years.

Bond Market in Review
The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 2.1% for the third quarter of 2019, higher than the 2.0% during the second quarter of 2019. Inflation, as measured by the Consumer Price Index, was 2.1% year-over-year as of November 2019. With the unemployment rate below 4%, the  Federal Reserve Board reversed course in 2019 and lowered the Federal Funds rate three times to guard the U.S. economy against trade-related uncertainty and slowing global growth.

Yields on 2-year Treasury notes, 5-year Treasury bonds and 30-year Treasury bonds decreased by 117, 119 and 108 basis points (“bps”), respectively, from November 30, 2018 to November 30, 2019. Spreads on BBB-rated bonds over Treasuries decreased during the period from 177 bps to 140 bps. Option adjusted spreads on fixed rate agency MBS rose from 35 bps to 45 bps, as their average life shortened from 7.8 years to 4.9 years.

Please take a moment to review the Fund’s statements of assets and liabilities and the results of operations for the fiscal ended November 30, 2019. We look forward to reporting to you again with the semi-annual report dated May 31, 2020.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA Short-Term Securities Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The ICE BofAML 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

The option-adjusted spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Basis point equals 1/100th of 1%.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund

Comparison of the change in value of a $10,000 investment in the
PIA Short-Term Securities Fund vs ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund	3.04%	1.36%	0.91%
ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index	3.11%	1.19%	0.80%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA Short-Term Securities Fund
Expense Example – November 30, 2019
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/19 – 11/30/19).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.39% per the operating expenses limitation agreement.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/19	Value 11/30/19	Period 6/1/19 – 11/30/19*
Actual	$1,000.00	$1,014.00	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.98

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

4

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – November 30, 2019
(Unaudited)

Investments by Type
As a Percentage of Total Investments

5

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2019

Principal Amount		Value
CORPORATE BONDS 51.7%

Aerospace and Defense 0.9%
	General Dynamics Corp.
$950,000	2.281% (3 Month LIBOR USD
	+ 0.380%), due 5/11/21 (c)	$953,546
	United Technologies Corp.
500,000	2.554% (3 Month LIBOR USD
	+ 0.650%), due 8/16/21 (c)	500,070
		1,453,616
Automobiles Manufacturing 1.6%
	American Honda Finance Corp.
1,000,000	2.00%, due 2/14/20	1,000,121
	BMW US Capitals, LLC
1,000,000	2.279% (3 Month LIBOR USD
	+ 0.370%), due 8/14/20 (a) (c)	1,001,841
	Harley-Davidson Financial
	Services, Inc.
500,000	2.395% (3 Month
	LIBOR USD + 0.500%),
	due 5/21/20 (a) (c)	500,297
		2,502,259
Banks 15.4%
	Bank of Montreal
500,000	2.10%, due 12/12/19	500,022
1,000,000	2.461% (3 Month LIBOR USD
	+ 0.460%), due 4/13/21 (c)	1,004,085
	Bank of New York Mellon Corp.
1,000,000	1.95%, due 8/23/22	1,000,925
	Bank of Nova Scotia
500,000	2.15%, due 7/14/20	500,786
1,000,000	2.50%, due 1/8/21	1,006,944
	BB&T Corp.
2,000,000	2.689% (3 Month LIBOR USD
	+ 0.570%), due 6/15/20 (c)	2,005,179
	Citigroup, Inc.
2,000,000	2.45%, due 1/10/20	2,000,176
	Citizens Bank, N.A.
500,000	2.20%, due 5/26/20	500,397
	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)	1,015,262
	Goldman Sachs Bank USA/
	New York NY
2,000,000	3.20%, due 6/5/20	2,013,162
	KeyBank NA
500,000	3.30%, due 2/1/22	513,753
	Mitsubishi UFJ Financial
	Group, Inc.
2,000,000	2.623%, due 7/18/22	2,024,023
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22	512,730
	PNC Bank NA
500,000	2.00%, due 5/19/20	500,180
500,000	2.232% (3 Month LIBOR USD
	+ 0.440%), due 7/22/22 (c)	501,533
	Regions Bank
	Birmingham Alabama
2,000,000	2.405% (3 Month LIBOR USD
	+ 0.500%), due 8/13/21 (c)	2,000,869
	Royal Bank of Canada
1,000,000	2.326% (3 Month LIBOR USD
	+ 0.390%), due 4/30/21 (c)	1,003,549
	SunTrust Bank
1,000,000	2.25%, due 1/31/20	1,000,238
	Synchrony Financial
500,000	2.85%, due 7/25/22	505,031
	Toronto Dominion Bank
2,000,000	2.418% (3 Month LIBOR USD
	+ 0.280%), due 6/11/20 (c)	2,002,873
	Wells Fargo Bank NA
1,000,000	2.03% (SOFR + 0.480%),
	due 3/25/20 (c)	1,001,698
2,000,000	2.082% (3 Month LIBOR USD
	+ 0.650%), due 9/9/22 (c)	1,998,399
		25,111,814

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Cable and Satellite 0.6%
	Comcast Corp.
$1,000,000	2.429% (3 Month LIBOR USD
	+ 0.330%), due 10/1/20 (c)	$1,002,267

Chemicals 0.9%
	DuPont de Nemours, Inc.
500,000	2.62% (3 Month LIBOR USD
	+ 0.710%), due 11/15/20 (c)	502,397
	PPG Industries, Inc.
1,000,000	3.60%, due 11/15/20	1,014,810
		1,517,207
Commercial Finance 1.6%
	Aviation Capital Group LLC
2,000,000	2.857% (3 Month LIBOR
	USD + 0.950%),
	due 6/1/21 (a) (c)	2,006,508
500,000	2.606% (3 Month
	LIBOR USD + 0.670%),
	due 7/30/21 (a) (c)	499,160
		2,505,668
Construction Machinery 1.1%
	John Deere Capital Corp.
1,700,000	2.30%, due 6/7/21	1,711,147

Construction Materials Manufacturing 0.9%
	Martin Marietta Materials, Inc.
500,000	2.549% (3 Month LIBOR USD
	+ 0.650%), due 5/22/20 (c)	500,708
	Vulcan Materials Co.
1,000,000	2.719% (3 Month LIBOR USD
	+ 0.600%), due 6/15/20 (c)	1,001,496
		1,502,204
Consumer Finance 0.6%
	American Express Co.
1,000,000	2.429% (3 Month LIBOR USD
	+ 0.525%), due 5/17/21 (c)	1,004,432

Consumer Products 0.3%
	The Estee Lauder Companies Inc.
500,000	1.80%, due 2/7/20	499,783

Containers and Packaging 0.6%
	Packaging Corp. of America
1,000,000	2.45%, due 12/15/20	1,006,367

Diversified Manufacturing 0.3%
	Honeywell International, Inc.
500,000	2.15%, due 8/8/22	503,500

Electric 0.9%
	Dominion Energy, Inc.
500,000	2.715%, due 8/15/21 (d)	503,425
	NextEra Energy Capital
	Holdings, Inc.
1,000,000	2.403%, due 9/1/21	1,006,052
		1,509,477
Electrical Equipment Manufacturing 0.6%
	Tyco Electronics Group SA
1,000,000	2.342% (3 Month LIBOR USD
	+ 0.450%), due 6/5/20 (c)	1,001,323

Entertainment Content 0.6%
	Fox Corp.
1,000,000	3.666%, due 1/25/22 (a)	1,032,677

Financial Services 2.5%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22	1,021,413
	Charles Schwab Corp.
1,000,000	2.215% (3 Month LIBOR USD
	+ 0.320%), due 5/21/21 (c)	1,001,522
	TD Ameritrade Holding Corp.
1,000,000	2.339% (3 Month LIBOR USD
	+ 0.430%), due 11/1/21 (c)	1,002,680
	USAA Capital Corp.
1,000,000	2.625%, due 6/1/21 (a)	1,011,301
		4,036,916

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Food and Beverage 1.9%
	Campbell Soup Co.
$500,000	2.749% (3 Month LIBOR USD
	+ 0.630%), due 3/15/21 (c)	$501,264
	General Mills, Inc.
500,000	2.541% (3 Month LIBOR USD
	+ 0.540%), due 4/16/21 (c)	501,720
	Kraft Heinz Foods Co.
1,000,000	2.471% (3 Month LIBOR USD
	+ 0.570%), due 2/10/21 (c)	1,000,881
	Tyson Foods, Inc.
1,000,000	2.457% (3 Month LIBOR USD
	+ 0.550%), due 6/2/20 (c)	1,001,345
		3,005,210
Health and Personal Care Stores 0.3%
	CVS Health Corp.
500,000	2.605% (3 Month LIBOR USD
	+ 0.720%), due 3/9/21 (c)	502,485

Health Care Facilities and Services 1.2%
	Express Scripts Holding Co.
2,000,000	2.60%, due 11/30/20	2,011,028

Machinery Manufacturing 0.6%
	Ingersoll-Rand Global
	Holding Co. Ltd.
1,000,000	2.90%, due 2/21/21	1,007,431

Mass Merchants 0.6%
	Walmart, Inc.
1,000,000	2.389% (3 Month LIBOR USD
	+ 0.230%), due 6/23/21 (c)	1,003,192

Medical Equipment and
Supplies Manufacturing 0.5%
	Becton Dickinson and Co.
750,000	2.979% (3 Month LIBOR USD
	+ 0.875%), due 12/29/20 (c)	750,478

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 0.8%
	Northrop Grumman Corp.
1,300,000	2.08%, due 10/15/20	1,301,699

Nondepository Credit Intermediation 0.6%
	Caterpillar Financial
	Services Corp.
1,000,000	1.85%, due 9/4/20	999,532

Oil and Gas Services and Equipment 0.3%
	Schlumberger Finance
	Canada Ltd.
500,000	2.20%, due 11/20/20 (a)	501,268

Other Food Manufacturing 0.9%
	Conagra Brands, Inc.
1,000,000	2.512% (3 Month LIBOR USD
	+ 0.500%), due 10/9/20 (c)	1,001,432
	J.M. Smucker Co.
500,000	2.20%, due 12/6/19	500,004
		1,501,436
Pharmaceuticals 4.3%
	AbbVie, Inc.
1,000,000	2.30%, due 11/21/22 (a)	1,002,406
	Bayer US Finance II LLC
1,000,000	2.736% (3 Month
	LIBOR USD + 0.630%),
	due 6/25/21 (a) (c)	1,003,347
	Bristol-Myers Squibb Co.
2,000,000	2.60%, due 5/16/22 (a)	2,034,885
	GlaxoSmithKline Capital Plc
2,000,000	2.259% (3 Month LIBOR USD
	+ 0.350%), due 5/14/21 (c)	2,004,821
	Johnson & Johnson
1,000,000	1.95%, due 11/10/20	1,002,423
		7,047,882

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Railroad 0.3%
	Union Pacific Corp.
$500,000	2.95%, due 3/1/22	$511,146

Refining and Marketing 0.3%
	Phillips 66
500,000	2.517% (3 Month LIBOR USD
	+ 0.600%), due 2/26/21 (c)	500,005

Restaurants 0.6%
	Starbucks Corp.
1,000,000	2.20%, due 11/22/20	1,005,691

Retail – Consumer Discretionary 0.6%
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20	999,357

Semiconductor and Other Electronic
Component Manufacturing 0.3%
	Broadcom Corp. / Broadcom
	Cayman Finance Ltd.
500,000	2.375%, due 1/15/20	500,085

Semiconductors 0.6%
	Intel Corp.
1,000,000	1.85%, due 5/11/20	1,000,080

Software and Services 0.9%
	Equifax, Inc.
500,000	2.78% (3 Month LIBOR USD
	+ 0.870%), due 8/15/21 (c)	501,601
	IBM Corp.
1,000,000	2.80%, due 5/13/21	1,012,563
		1,514,164
Supermarkets and Pharmacies 1.2%
	Alimentation Couche-Tard, Inc.
2,000,000	2.35%, due 12/13/19 (a)	2,000,234

Technology 1.2%
	PayPal Holdings, Inc.
2,000,000	2.20%, due 9/26/22	2,009,701

Transportation & Logistics 0.9%
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22	1,014,892
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21	501,605
		1,516,497
Travel & Lodging 0.9%
	Marriott International
1,000,000	2.535% (3 Month LIBOR USD
	+ 0.650%), due 3/8/21 (c)	1,004,225
	Royal Caribbean Cruises Ltd.
500,000	2.65%, due 11/28/20	502,772
		1,506,997
Utilities 2.5%
	Consolidated Edison Co. of
	New York, Inc.
2,000,000	2.506% (3 Month LIBOR USD
	+ 0.400%), due 6/25/21 (c)	2,007,173
	Duke Energy Florida LLC
62,500	2.10%, due 12/15/19	62,504
	Eversource Energy
1,900,000	2.50%, due 3/15/21	1,909,979
		3,979,656
Total Corporate Bonds
(cost $84,147,092)		84,575,911

ASSET-BACKED SECURITIES 1.6%

Other Asset-Backed Securities 1.6%
	ACC Trust 2019-1 Issue, Class A
599,017	3.75%, due 5/20/22 (a)	602,459
	NYCTL 2019-A Trust
2,000,000	2.19%, due 11/10/32 (a)	2,001,433
Total Asset-Backed Securities
(cost $2,598,803)		2,603,892

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 7.2%

Commercial Mortgage-Backed Securities 1.8%
	GS Mortgage Securities Trust
$3,000,000	2.665%, (1 month
	LIBOR USD + 0.900%)
	due 6/16/36, Series 2019 –
	Soho, Class A (a) (c)	$3,003,750

U.S. Government Agencies 5.4%
	FHLMC ARM Pool (c)
372	4.719% (1 Year CMT
	Rate + 2.331%),
	due 2/1/22, #845113	377
4,199	3.874% (1 Year CMT
	Rate + 1.874%),
	due 10/1/22, #635206	4,262
528	4.57% (1 Year CMT
	Rate + 2.301%),
	due 6/1/23, #845755	535
80,118	4.176% (1 Year CMT
	Rate + 2.276%),
	due 1/1/25, #785726	82,579
8,132	3.658% (12 Month
	LIBOR USD + 1.783%),
	due 1/1/33, #1B0668	8,282
152,858	4.026% (1 Year CMT
	Rate + 2.250%),
	due 10/1/34, #782784	161,981
30,602	4.703% (12 Month
	LIBOR USD + 1.880%),
	due 4/1/36, #847671	32,337
	FHLMC Pool
67,505	5.00%, due 10/1/38, #G04832	74,578
2,999,997	3.50%, due 9/1/49, #SD8011	3,081,006
	FNMA ARM Pool (c)
12,964	4.165% (6 Month
	LIBOR USD + 2.165%),
	due 7/1/25, #555206	12,990
85,285	4.502% (1 Year CMT
	Rate + 2.176%),
	due 4/1/30, #562912	88,100
111,030	3.825% (12 Month LIBOR
	USD + 1.592%),
	due 10/1/33, #743454	115,333
306,633	3.875% (12 Month
	LIBOR USD + 1.750%),
	due 11/1/33, #755253	324,066
582,569	4.597% (1 Year CMT
	Rate + 2.295%),
	due 5/1/34, #AC5719	615,069
80,557	4.353% (12 Month
	LIBOR USD + 1.603%),
	due 7/1/34, #779693	83,503
60,329	3.429% (12 Month
	LIBOR USD + 1.398%),
	due 10/1/34, #795136	62,446
251,188	3.87% (12 Month LIBOR
	USD + 1.565%),
	due 1/1/36, #849264	262,220
197,766	3.605% (12 Month
	LIBOR USD + 1.730%),
	due 1/1/37, #906389	209,002
91,514	4.206% (12 Month
	LIBOR USD + 1.906%),
	due 3/1/37, #907868	96,851
234,525	4.14% (12 Month
	LIBOR USD + 2.015%),
	due 11/1/37, #953653	241,598
	FNMA Pool
202,653	5.00%, due 6/1/40, #AD5479	223,933
27,657	4.00%, due 11/1/41, #AJ3797	29,587
3,000,001	3.50%, due 6/1/49, #MA3686	3,080,100
		8,890,735
Total Mortgage-Backed Securities
(cost $11,737,358)		11,894,485

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2019 (continued)

Shares/
Principal Amount		Value
U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 38.4%

U.S. Government Agencies 0.6%
	FHLMC
$1,000,000	1.50%, due 1/17/20	$999,815

U.S. Treasury Notes 37.8%
	U.S. Treasury Notes
1,500,000	1.375%, due 1/15/20	1,499,474
1,500,000	1.50%, due 5/15/20	1,498,945
6,500,000	1.50%, due 6/15/20	6,495,938
6,000,000	1.50%, due 8/15/20	5,993,438
5,000,000	1.625%, due 10/15/20	4,997,949
7,500,000	1.75%, due 11/15/20	7,504,541
5,000,000	2.00%, due 1/15/21	5,016,797
6,500,000	2.25%, due 2/15/21	6,542,910
7,000,000	2.375%, due 3/15/21	7,061,934
2,000,000	2.375%, due 4/15/21	2,018,555
6,000,000	2.125%, due 8/15/21	6,047,578
2,000,000	2.875%, due 11/15/21	2,047,461
5,000,000	1.75%, due 5/15/22	5,018,750
		61,744,270
Total U.S. Government Agencies
& Instrumentalities
(cost $62,546,579)		62,744,085

MONEY MARKET FUNDS 0.6%
906,455	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 1.53% (b)	906,455
Total Money Market Funds
(cost $906,455)		906,455
Total Investments
(cost $161,936,287)	99.5%	162,724,828
Other Assets less Liabilities	0.5%	755,705
TOTAL NET ASSETS	100.0%	$163,480,533

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of November 30, 2019, the value of these investments was $19,216,828 or 11.75% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of November 30, 2019.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2019.
(d)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter.  The interest rate shown is the rate in effect as of November 30, 2019, and remains in effect until the bonds maturity date.

ARM – Adjustable Rate Mortgage
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – November 30, 2019

Assets:
Investments in securities, at value (cost $161,936,287)	$162,724,828
Receivable for securities sold	9,972
Receivable for fund shares sold	71,022
Interest receivable	796,534
Prepaid expenses	17,075
Total assets	163,619,431

Liabilities:
Payable for fund shares redeemed	18,743
Investment advisory fees	21,621
Administration fees	10,436
Custody fees	2,813
Transfer agent fees and expenses	27,780
Fund accounting fees	21,358
Audit fees	21,200
Legal fees	415
Chief Compliance Officer fee	2,500
Trustees’ fees and expenses	91
Accrued expenses	11,941
Total liabilities	138,898
Net Assets	$163,480,533

Net Assets Consist of:
Paid-in capital	$162,938,289
Total distributable earnings	542,244
Net Assets	$163,480,533

Net Asset Value, Offering Price and Redemption Price Per Share	$10.07

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	16,241,409

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statement of Operations – Year Ended November 30, 2019

Investment Income:
Interest	$3,854,989
Other Income	38
Total investment income	3,855,027

Expenses:
Investment advisory fees (Note 4)	322,646
Transfer agent fees and expenses (Note 4)	151,843
Fund accounting fees (Note 4)	83,756
Administration fees (Note 4)	40,309
Registration fees	26,807
Audit fees	21,141
Custody fees (Note 4)	17,098
Trustees’ fees and expenses	16,243
Reports to shareholders	12,435
Chief Compliance Officer fee (Note 4)	9,916
Legal fees	6,282
Miscellaneous	6,206
Insurance	3,305
Total expenses	717,987
Less: Fee waiver by adviser (Note 4)	(88,829)
Net expenses	629,158
Net investment income	3,225,869

Realized and Unrealized Gain on Investments:
Net realized gain on investments	63,478
Net change in unrealized appreciation on investments	1,521,271
Net gain on investments	1,584,749
Net increase in net assets resulting from operations	$4,810,618

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2019	November 30, 2018
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$3,225,869	$2,600,487
Net realized gain on investments	63,478	1,283
Net change in unrealized appreciation/(depreciation) on investments	1,521,271	(601,959)
Net increase in net assets resulting from operations	4,810,618	1,999,811

Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders	(3,233,638)	(2,587,797)
Total dividends and distributions	(3,233,638)	(2,587,797)

Capital Share Transactions:
Proceeds from shares sold	35,239,089	36,856,997
Distributions reinvested	2,868,310	1,975,701
Payment for shares redeemed	(41,532,894)	(44,436,198)
Net decrease in net assets from capital share transactions	(3,425,495)	(5,603,500)
Total decrease in net assets	(1,848,515)	(6,191,486)

Net Assets, Beginning of Year	165,329,048	171,520,534
Net Assets, End of Year	$163,480,533	$165,329,048

Transactions in Shares:
Shares sold	3,512,188	3,694,977
Shares issued on reinvestment of distributions	285,919	198,179
Shares redeemed	(4,144,473)	(4,452,278)
Net decrease in shares outstanding	(346,366)	(559,122)

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Financial Highlights

	Year Ended November 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.97	$10.00	$10.03	$10.00	$10.05

Income From Investment Operations:
Net investment income	0.20	0.15	0.11	0.10	0.07
Net realized and unrealized gain/(loss) on investments	0.10	(0.03)	(0.03)	0.03	(0.03)
Total from investment operations	0.30	0.12	0.08	0.13	0.04

Less Distributions:
Distributions from net investment income	(0.20)	(0.15)	(0.11)	(0.10)	(0.09)
Total distributions	(0.20)	(0.15)	(0.11)	(0.10)	(0.09)

Net asset value, end of year	$10.07	$9.97	$10.00	$10.03	$10.00

Total Return	3.04%	1.23%	0.85%	1.32%	0.37%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$163,481	$165,329	$171,521	$169,935	$156,007
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.39%	0.39%	0.39%	0.39%	0.39%
Before fee waivers and reimbursements	0.45%	0.42%	0.41%	0.41%	0.41%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	2.00%	1.53%	1.12%	1.02%	0.69%
Before fee waivers and reimbursements	1.94%	1.50%	1.10%	1.00%	0.67%
Portfolio turnover rate	48%	28%	46%	37%	60%

The accompanying notes are an integral part of these financial statements.

15

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2019

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018, or expected to be taken in the Fund’s 2019 tax returns.  The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

16

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2019 (continued)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  All short-term capital gains are included in ordinary income for tax purposes.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2019, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

Paid-in Capital	Total Distributable Earnings
$(63,174)	$63,174

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2019, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 10 for more information about subsequent events.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various

17

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2019 (continued)

inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

18

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2019 (continued)

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2019, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2019.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

19

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2019 (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$84,575,911	$—	$84,575,911
Asset-Backed Securities	—	2,603,892	—	2,603,892
Mortgage-Backed Securities	—	11,894,485	—	11,894,485
U.S. Government Agencies
and Instrumentalities	—	62,744,085	—	62,744,085
Total Fixed Income	—	161,818,373	—	161,818,373
Money Market Funds	906,455	—	—	906,455
Total Investments	$906,455	$161,818,373	$—	$162,724,828

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2019, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Asset-Backed Securities
Balance as of November 30, 2018	$633,318
Accrued discounts/premiums	—
Realized gain/(loss)	1,884
Change in unrealized appreciation/(depreciation)	(1,881)
Purchases	—
Sales	(420,074)
Transfers in and/or out of Level 3	(213,247)
Balance as of November 30, 2019	$—

At November 30, 2019, the Fund did not hold any Level 3 securities.

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

20

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2019 (continued)

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the year ended November 30, 2019, the Fund incurred $322,646 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.39% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2019, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $88,829. No amounts were reimbursed to the Adviser. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $168,248 at November 30, 2019.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/20	$27,510
11/30/21	51,909
11/30/22	88,829
$168,248

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Fund to Fund Services for these services for the year ended November 30, 2019 are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $75,522 of sub-transfer agent fees during the year ended November 30, 2019. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

21

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2019 (continued)

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of Fund Services. Fees paid by the Fund to U.S. Bank N.A. for custody services for the year ended November 30, 2019 are disclosed in the Statement of Operations.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$29,185,361	$26,395,723	$67,536,297	$37,915,985

Note 6 – Line of Credit
The Fund has a line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the year ended November 30, 2019.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2019 and November 30, 2018 was as follows:

	November 30, 2019	November 30, 2018
Ordinary income	$3,233,638	$2,587,797

As of November 30, 2019, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$161,936,287
Gross unrealized appreciation	798,936
Gross unrealized depreciation	(10,395)
Net unrealized appreciation (a)	788,541
Undistributed ordinary income	48,904
Undistributed long-term capital gains	—
Total distributable earnings	48,904
Other accumulated losses	(295,201)
Total accumulated earnings/(losses)	$542,244

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$7,352	$287,849	$295,201

22

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2019 (continued)

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected.  This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Asset-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

23

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2019 (continued)

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”).  High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.  Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Note 9 – Other Tax Information (Unaudited)
For the year ended November 30, 2019, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund. For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2019 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 27, 2019, the Fund distributed $0.01973441 per share of net investment income.

Note 10 – Subsequent Events
On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

24

PIA Short-Term Securities Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA Short-Term Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the PIA Short-Term Securities Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2020

25

PIA Short-Term Securities Fund
Notice to Shareholders – November 30, 2019
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

26

PIA Short-Term Securities Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 73)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			July 2019); Trustee and Chair		with the Funds);
			(2000 to 2012), New Covenant		Independent
			Mutual Funds (1999 to 2012);		Trustee from
			Director and Board Member,		1999 to 2012,
			Alpha Gamma Delta		New Covenant
			Foundation (philanthropic		Mutual Funds
			organization) (2005 to 2011).		(an open-end
investment
company with
4 portfolios).

David G. Mertens	Trustee	Indefinite term*;	Partner and Head of Business	6	Trustee,
(age 59)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC (a privately-		Trust (for series
Milwaukee, WI 53202			held investment advisory firm)		not affiliated
			(February 2019 to present);		with the Funds).
Managing Director and Vice
President, Jensen Investment
Management, Inc. (a privately-
held investment advisory firm)
(2002 to 2017).

George J. Rebhan(4)	Chairman	Indefinite term;	Retired; formerly President,	6	Trustee,
(age 85)	of the	since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street	Board and	May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202	Trustee				not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

27

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 72)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC, and its		Trust (for series
Milwaukee, WI 53202			predecessors, (May 1991		not affiliated
			to July 2017).		with the Funds).

Raymond B. Woolson(4)	Trustee	Indefinite term*;	President, Apogee Group, Inc.	6	Trustee,
(age 60)		since	(financial consulting firm)		Advisors Series
615 E. Michigan Street		January 2016.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee,
DoubleLine
Funds Trust
(an open-end
investment
company with
16 portfolios),
DoubleLine
Opportunistic
Credit Fund and
DoubleLine
Income
Solutions Fund,
from 2010 to
present;
Independent
Trustee,
DoubleLine
Equity Funds
from 2010
to 2016.

28

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 50)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice President,	Indefinite term;	Vice President, Compliance and Administration,
(age 58)	Treasurer and	since	U.S. Bank Global Fund Services (October 1998 to present).
615 E. Michigan Street	Principal	December 2007.
Milwaukee, WI 53202	Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 48)	Treasurer	since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 37)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 62)	Chief	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

29

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Elaine E. Richards, Esq.	Vice President	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 51)	and	since	(July 2007 to present).
2020 East Financial Way,	Secretary	September 2019.
Suite 100
Glendora, CA 91741

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2019, the Trust was comprised of 39 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield Fund, the PIA High Yield (MACS) Fund, the PIA MBS Bond Fund and the PIA Short Duration Bond Fund. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	Mr. George Rebhan retired as an Independent Trustee on December 31, 2019. Mr. Raymond Woolson became the Chairman of the Board effective January 1, 2020.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

30

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Annual Report

November 30, 2019

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this report for the fiscal year from December 1, 2018 through November 30, 2019, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund under-performed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 6.14%, after fees and expenses, for the fiscal year ended November 30, 2019, versus 9.68% for the Index.

As stated in the current prospectus, the Fund’s gross expense ratio is 0.99%, and the Fund’s net expense ratio is 0.86%. PIA has temporarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses, taxes, interest and extraordinary expenses) do not exceed 0.86% of the Fund’s average daily net assets, through at least March 29, 2020. The net expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund under-performed the Index over the twelve-month period ended November 30, 2019, largely attributable to the distribution of total returns and weighting by ratings category.  During the period, Ba-rated and B-rated credits within the Index returned 12.60% and 10.22%, respectively, while Caa-rated credits produced a loss of -0.15%.  The Fund was positioned with a significant underweight in Ba-rated credits, an overweight in B-rated credits, and a significant overweight in Caa-rated credits.  We believe the substantial outperformance of higher-rated credits during the past six months has enhanced the relative value offered by lower-rated credits, and the Fund continues to focus on this portion of the high yield market.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund

Comparison of the change in value of a $10,000 investment in the
PIA High Yield Fund vs the Bloomberg Barclays U.S. Corporate High-Yield Index

			Since Inception
Average Annual Total Return*	1 Year	5 Year	(12/31/10)
PIA High Yield Fund	6.14%	4.75%	5.99%
Bloomberg Barclays U.S. Corporate High-Yield Index	9.68%	5.40%	6.59%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, December 31, 2010.  The initial investment reflects the minimum investment of the former Investor Class at the inception of the class.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA High Yield Fund
Expense Example – November 30, 2019
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/19 – 11/30/19).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Pacific Income Advisers, Inc., the Fund’s adviser, has temporarily agreed to limit the Fund’s total annual operating expenses to 0.86% of average daily net assets through at least March 29, 2020. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/19	Value 11/30/19	Period 6/1/19 – 11/30/19*
Actual	$1,000.00	$1,017.00	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratio of the Fund is 0.86%.

4

PIA High Yield Fund
Allocation of Portfolio Assets – November 30, 2019
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

5

PIA High Yield Fund
Schedule of Investments – November 30, 2019

Principal Amount		Value
CORPORATE BONDS 97.7%

Aerospace/Defense 2.9%
	F-Brasile SpA / F-Brasile US LLC
$500,000	7.375%, due 8/15/26 (a)	$530,000
	TransDigm, Inc.
402,000	6.25%, due 3/15/26 (a)	432,401
	Triumph Group, Inc.
550,000	7.75%, due 8/15/25	573,603
		1,536,004
Auto Parts Manufacturing 1.1%
	Truck Hero, Inc.
600,000	8.50%, due 4/21/24 (a)	598,749

Biotechnology 1.2%
	Sotera Health Topco, Inc.
600,000	8.125% Cash or 8.875% PIK,
	due 11/1/21 (a) (c)	598,800

Building Materials 1.0%
	Core & Main Holdings LP
400,000	8.625% Cash or 9.375% PIK,
	due 9/15/24 (a) (c)	414,166
	Patrick Industries, Inc.
100,000	7.50%, due 10/15/27 (a)	105,715
		519,881
Casinos and Gaming 1.0%
	Scientific Games International, Inc.
500,000	5.00%, due 10/15/25 (a)	523,515

Chemicals 6.3%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (a)	388,471
200,000	6.50%, due 5/15/26 (a)	186,570
	CSTN Merger Sub, Inc.
550,000	6.75%, due 8/15/24 (a)	502,103
	Kissner Milling Company Ltd.
610,000	8.375%, due 12/1/22 (a)	637,450
	Koppers, Inc.
550,000	6.00%, due 2/15/25 (a)	558,245
	Neon Holdings, Inc.
500,000	10.125%, due 4/1/26 (a)	504,936
	OCI NV
375,000	6.625%, due 4/15/23 (a)	392,250
100,000	5.25%, due 11/1/24 (a)	103,750
		3,273,775
Communications Equipment 1.0%
	CommScope Technologies LLC
550,000	6.00%, due 6/15/25 (a)	532,125

Construction Machinery 1.2%
	Capitol Investment
	Merger Sub 2 LLC
600,000	10.00%, due 8/1/24 (a)	600,249

Construction Materials Manufacturing 1.4%
	Boise Cascade Co.
510,000	5.625%, due 9/1/24 (a)	531,887
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (a)	200,000
		731,887
Consumer Cyclical Services 3.9%
	APX Group, Inc.
440,000	8.75%, due 12/1/20	431,200
	CoreCivic, Inc.
550,000	4.75%, due 10/15/27	445,514
	Mobile Mini, Inc.
445,000	5.875%, due 7/1/24	462,800
	Photo Holdings Merger Sub, Inc.
800,000	8.50%, due 10/1/26 (a)	671,499
		2,011,013
Consumer Finance 1.1%
	Cardtronics, Inc.
575,000	5.50%, due 5/1/25 (a)	596,496

Consumer Services 4.7%
	Carriage Services, Inc.
400,000	6.625%, due 6/1/26 (a)	420,139

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Consumer Services 4.7% (continued)
	Cimpress NV
$650,000	7.00%, due 6/15/26 (a)	$692,476
	LSC Communications, Inc.
675,000	8.75%, due 10/15/23 (a)	342,843
	Prime Security Services Borrower
	LLC / Prime Finance, Inc.
550,000	5.25%, due 4/15/24 (a)	567,869
	Quad Graphics, Inc.
500,000	7.00%, due 5/1/22	431,406
		2,454,733
Containers and Packaging 2.2%
	Pactiv LLC
500,000	8.375%, due 4/15/27	548,924
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (a)	574,600
		1,123,524
Distributors 0.8%
	Ferrellgas Partners LP
475,000	6.50%, due 5/1/21	411,065

Diversified Manufacturing 0.4%
	Foxtrot Escrow Issuer LLC /
	Foxtrot Escrow Corp.
200,000	12.25%, due 11/15/26 (a)	201,875

Electrical Equipment Manufacturing 0.6%
	Itron, Inc.
310,000	5.00%, due 1/15/26 (a)	321,517

Financial Services 1.8%
	Arrow Bidco LLC
500,000	9.50%, due 3/15/24 (a)	475,208
	Trident TPI Holdings, Inc.
500,000	6.625%, due 11/1/25 (a)	448,958
		924,166
Food and Beverage 4.6%
	Clearwater Seafoods, Inc.
480,000	6.875%, due 5/1/25 (a)	498,199
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (a) (d)	117,750
	Dole Food Co, Inc.
525,000	7.25%, due 6/15/25 (a)	500,280
	H-Food Holdings LLC /
	Hearthside Finance Co, Inc.
650,000	8.50%, due 6/1/26 (a)	494,469
	Performance Food Group, Inc.
200,000	5.50%, due 10/15/27 (a)	213,005
	Sigma Holdco BV
600,000	7.875%, due 5/15/26 (a)	586,771
		2,410,474
Forest and Paper
Products Manufacturing 1.1%
	Schweitzer-Mauduit
	International, Inc.
550,000	6.875%, due 10/1/26 (a)	592,816

Hardware 1.0%
	Everi Payments Inc.
482,000	7.50%, due 12/15/25 (a)	509,915

Health Care Facilities and Services 1.1%
	Hadrian Merger Sub, Inc.
550,000	8.50%, due 5/1/26 (a)	549,809

Home Improvement 2.0%
	Apex Tool Group LLC/
	BC Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (a)	504,249
	ServiceMaster Co. LLC
500,000	7.45%, due 8/15/27	565,424
		1,069,673
Homebuilders 0.9%
	Williams Scotsman
	International, Inc.
421,000	6.875%, due 8/15/23 (a)	443,559

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Industrial – Other 3.4%
	Brand Energy & Infrastructure
	Services, Inc.
$500,000	8.50%, due 7/15/25 (a)	$488,745
	Cleaver-Brooks, Inc.
675,000	7.875%, due 3/1/23 (a)	647,436
	New Enterprise Stone &
	Lime Co., Inc.
600,000	6.25%, due 3/15/26 (a)	630,208
		1,766,389
Machinery Manufacturing 3.5%
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (a)	546,980
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a)	256,500
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
600,000	7.75%, due 4/15/26 (a)	568,393
	Titan International, Inc.
557,000	6.50%, due 11/30/23	462,541
		1,834,414
Manufactured Goods 4.0%
	FXI Holdings, Inc.
645,000	7.875%, due 11/1/24 (a)	583,719
	Grinding Media Inc./
	MC Grinding Media Canada, Inc.
700,000	7.375%, due 12/15/23 (a)	700,392
	Optimas OE Solutions, Inc.
217,000	8.625%, due 6/1/21 (a)	129,115
	Park-Ohio Industries, Inc.
660,000	6.625%, due 4/15/27	648,679
		2,061,905
Media Entertainment 3.0%
	Diamond Sports Group LLC /
	Diamond Sports Finance Co.
200,000	5.375%, due 8/15/26 (a)	203,375
300,000	6.625%, due 8/15/27 (a)	293,171
	Getty Images, Inc.
500,000	9.75%, due 3/1/27 (a)	506,424
	Meredith Corp.
550,000	6.875%, due 2/1/26	566,691
		1,569,661
Media Non-Cable 1.1%
	R.R. Donnelley & Sons Co.
550,000	6.50%, due 11/15/23	568,103

Medical Equipment and
Supplies Manufacturing 0.7%
	Vista Outdoor, Inc.
400,000	5.875%, due 10/1/23	382,166

Metals and Mining 5.8%
	Compass Minerals
	International, Inc.
200,000	6.75%, due 12/1/27 (a)	207,500
	Emeco Pty Ltd.
310,006	9.25%, due 3/31/22	327,831
	Harsco Corp.
500,000	5.75%, due 7/31/27 (a)	527,513
	Mineral Resources Ltd.
250,000	8.125%, due 5/1/27 (a)	267,456
	Rain CII Carbon LLC/
	CII Carbon Corp.
650,000	7.25%, due 4/1/25 (a)	630,493
	SunCoke Energy Partners LP/
	SunCoke Energy Partners
	Finance Corp.
600,000	7.50%, due 6/15/25 (a)	544,494
	TMS International Holding Corp.
580,000	7.25%, due 8/15/25 (a)	494,691
		2,999,978
Midstream 1.1%
	Rockpoint Gas Storage Canada Ltd.
550,000	7.00%, due 3/31/23 (a)	552,291

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – November 30, 2019 (continued)

Principal Amount		Value
Oil and Gas Extraction 0.9%
	Welltec A/S
$450,000	9.50%, due 12/1/22 (a)	$449,015

Oil and Gas Services and Equipment 1.6%
	Archrock Partners LP / Archrock
	Partners Finance Corp.
225,000	6.875%, due 4/1/27 (a)	232,184
	USA Compression Partners LP/
	USA Compression Finance Corp.
315,000	6.875%, due 4/1/26	324,253
250,000	6.875%, due 9/1/27 (a)	256,331
		812,768
Other Industrial 0.9%
	Algeco Global Finance Plc
500,000	8.00%, due 2/15/23 (a)	489,995

Packaging 1.2%
	Mauser Packaging Solutions
	Holding Co.
620,000	5.50%, due 4/15/24 (a)	635,494

Paper 3.4%
	Clearwater Paper Corp.
520,000	4.50%, due 2/1/23	522,106
	Mercer International, Inc.
560,000	5.50%, due 1/15/26	561,414
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (a)	199,000
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (a)	492,041
		1,774,561
Pipelines 2.1%
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22	607,468
	TransMontaigne Partners LP/
	TLP Finance Corp.
500,000	6.125%, due 2/15/26	481,424
		1,088,892
Publishing and Broadcasting 3.0%
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (a)	422,400
	Townsquare Media, Inc.
600,000	6.50%, due 4/1/23 (a)	604,749
	Urban One, Inc.
575,000	7.375%, due 4/15/22 (a)	563,321
		1,590,470
Railroad 1.0%
	Watco Companies, Inc.
500,000	6.375%, due 4/1/23 (a)	509,582

Real Estate 1.7%
	GEO Group, Inc.
500,000	5.125%, due 4/1/23	443,750
	Iron Mountain, Inc.
430,000	4.875%, due 9/15/27 (a)	442,824
		886,574
Refining and Marketing 0.6%
	Calumet Specialty Products Partners
	LP / Calumet Finance Corp.
350,000	7.75%, due 4/15/23	337,020

Retail – Consumer Discretionary 1.6%
	Hillman Company, Inc.
600,000	6.375%, due 7/15/22 (a)	553,687
	Party City Holdings, Inc.
500,000	6.625%, due 8/1/26 (a)	301,161
		854,848
Software and Services 1.5%
	Donnelley Financial Solutions, Inc.
550,000	8.25%, due 10/15/24	560,541
	Exela Intermediate LLC/
	Exela Finance, Inc.
600,000	10.00%, due 7/15/23 (a)	216,000
		776,541

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Schedule of Investments – November 30, 2019 (continued)

Shares/
Principal Amount		Value
Supermarkets 0.8%
	KeHE Distributors LLC /
	KeHE Finance Corp.
$400,000	8.625%, due 10/15/26 (a)	$416,750

Technology 2.6%
	Global A&T Electronics Ltd.
500,000	8.50%, due 1/12/23	460,866
	Granite Merger Sub 2, Inc.
400,000	11.00%, due 7/15/27 (a)	401,139
	Plantronics, Inc.
550,000	5.50%, due 5/31/23 (a)	518,699
		1,380,704
Transportation and Logistics 2.1%
	J.B. Poindexter & Co., Inc.
600,000	7.125%, due 4/15/26 (a)	627,508
	Martin Midstream Partners L.P.
500,000	7.25%, due 2/15/21	451,540
		1,079,048
Transportation Services 2.1%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (a)	606,501
	OPE KAG Finance Sub, Inc.
500,000	7.875%, due 7/31/23 (a)	488,957
		1,095,458
Utilities 1.1%
	Superior Plus LP / Superior
	General Partner, Inc.
550,000	7.00%, due 7/15/26 (a)	592,899

Waste and Environment Services
and Equipment 1.5%
	CD&R Waterworks
	Merger Sub LLC
300,000	6.125%, due 8/15/25 (a)	307,497
	Waste Pro USA, Inc.
480,000	5.50%, due 2/15/26 (a)	496,715
		804,212
Wireline Telecommunications Services 2.1%
	Consolidated Communications, Inc.
250,000	6.50%, due 10/1/22	215,000
	HC2 Holdings, Inc.
500,000	11.50%, due 12/1/21 (a)	461,250
	West Corp.
500,000	8.50%, due 10/15/25 (a)	401,250
		1,077,500
Total Corporate Bonds
(cost $54,164,270)		50,922,858

MONEY MARKET FUNDS 0.4%
190,706	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 1.53% (b)	190,706
Total Money Market Funds
(cost $190,706)		190,706
Total Investments
(cost $54,354,976)	98.1%	51,113,564
Other Assets less Liabilities	1.9%	972,592
TOTAL NET ASSETS	100.0%	$52,086,156

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of November 30, 2019, the value of these investments was $39,131,529 or 75.13% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of November 30, 2019.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Assets and Liabilities – November 30, 2019

Assets:
Investments in securities, at value (cost $54,354,976)	$51,113,564
Receivable for fund shares sold	10,518
Interest receivable	1,033,586
Prepaid expenses	18,488
Total assets	52,176,156

Liabilities:
Payable to investment adviser	15,134
Payable for fund shares redeemed	1,284
Administration fees	9,442
Transfer agent fees and expenses	13,659
Fund accounting fees	14,648
Audit fees	21,200
Chief Compliance Officer fee	2,500
Custody fees	1,145
Shareholder reporting	10,128
Trustees’ fees and expenses	112
Accrued expenses	748
Total liabilities	90,000
Net Assets	$52,086,156

Net Assets Consist of:
Paid-in capital	$55,205,613
Total distributable earnings	(3,119,457)
Net Assets	$52,086,156

Net Asset Value, Offering Price and Redemption Price Per Share	$9.61

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	5,418,273

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statement of Operations – Year Ended November 30, 2019

Investment Income:
Interest	$4,186,818
Dividends	50,247
Total investment income	4,237,065

Expenses:
Investment advisory fees (Note 4)	315,329
Transfer agent fees and expenses (Note 4)	65,814
Fund accounting fees (Note 4)	57,214
Administration fees (Note 4)	36,740
Registration fees	26,663
Audit fees	21,140
Trustees’ fees and expenses	14,781
Interest expense (Note 6)	11,787
Reports to shareholders	10,295
Chief Compliance Officer fee (Note 4)	9,917
Custody fees (Note 4)	6,416
Legal fees	5,458
Miscellaneous	5,322
Insurance	2,144
Total expenses	589,020
Less: Fee waiver by adviser (Note 4)	(95,961)
Net expenses	493,059
Net investment income	3,744,006

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	184,146
Net change in unrealized depreciation on investments	(456,044)
Net loss on investments	(271,898)
Net increase in net assets resulting from operations	$3,472,108

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2019	2018
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$3,744,006	$3,673,688
Net realized gain on investments	184,146	612,986
Net change in unrealized depreciation on investments	(456,044)	(4,579,766)
Net increase/(decrease) in net assets resulting from operations	3,472,108	(293,092)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(3,734,114)	(3,671,702)
Total dividends and distributions	(3,734,114)	(3,671,702)

Capital Share Transactions:
Proceeds from shares sold	35,656,888	32,168,372
Distributions reinvested	1,974,931	2,383,365
Payment for shares redeemed	(42,561,827)	(34,139,513)
Net increase/(decrease) in net assets from capital share transactions	(4,930,008)	412,224
Total decrease in net assets	(5,192,014)	(3,552,570)

Net Assets, Beginning of Year	57,278,170	60,830,740
Net Assets, End of Year	$52,086,156	$57,278,170

Transactions in Shares:
Shares sold	3,646,734	3,167,241
Shares issued on reinvestment of distributions	202,864	236,114
Shares redeemed	(4,352,099)	(3,370,622)
Net increase/(decrease) in shares outstanding	(502,501)	32,733

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Financial Highlights

	Year Ended November 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.67	$10.33	$10.04	$9.67	$10.47

Income From Investment Operations:
Net investment income	0.64	0.60	0.66	0.62	0.60
Net realized and unrealized gain/(loss) on investments	(0.06)	(0.66)	0.29	0.38	(0.75)
Total from investment operations	0.58	(0.06)	0.95	1.00	(0.15)

Less Distributions:
Distributions from net investment income	(0.64)	(0.60)	(0.66)	(0.63)	(0.60)
Distributions from net realized gains	—	—	—	—	(0.05)
Total distributions	(0.64)	(0.60)	(0.66)	(0.63)	(0.65)

Net asset value, end of year	$9.61	$9.67	$10.33	$10.04	$9.67

Total Return	6.14%	-0.63%	9.68%	10.70%	-1.49%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$52,086	$57,278	$60,831	$174,986	$117,749
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.86%	0.82%*	0.73%	0.73%	0.75%^
Before fee waivers and expense reimbursements	1.03%	0.99%	1.00%	0.92%	0.91%
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	6.53%	5.95%	5.80%	6.40%	5.99%
Before fee waivers and expense reimbursements	6.36%	5.78%	5.53%	6.21%	5.83%
Portfolio turnover rate	63%	48%	27%	27%	26%

^	Effective January 1, 2015, the expense cap was voluntarily reduced from 0.98% to 0.73%.
*	Effective March 30, 2018, the expense cap increased from 0.73% to 0.86%.

The accompanying notes are an integral part of these financial statements.

14

PIA High Yield Fund
Notes to Financial Statements – November 30, 2019

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2016-2018, or expected to be taken in the Fund’s 2019 tax returns.  The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

15

PIA High Yield Fund
Notes to Financial Statements – November 30, 2019 (continued)

The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2019, there were no reclassifications between paid-in capital and distributable earnings.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2019, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 10 for more information about subsequent events.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

16

PIA High Yield Fund
Notes to Financial Statements – November 30, 2019 (continued)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

17

PIA High Yield Fund
Notes to Financial Statements – November 30, 2019 (continued)

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2019, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2019.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$50,922,858	$—	$50,922,858
Total Fixed Income	—	50,922,858	—	50,922,858
Money Market Funds	190,706	—	—	190,706
Total Investments	$190,706	$50,922,858	$—	$51,113,564

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2019, the end of the reporting period.  During the year ended November 30, 2019, the Fund recognized no transfers between levels.

18

PIA High Yield Fund
Notes to Financial Statements – November 30, 2019 (continued)

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the year ended November 30, 2019, the Fund incurred $315,329 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses to 0.98% of average daily net assets. The contractual expense limitation is indefinite and can only be terminated upon a vote of the Board. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. The Adviser has also temporarily agreed to limit the Fund’s total annual operating expenses to 0.86% of average daily net assets (the “temporary expense limitation”).  For the year ended November 30, 2019, the Adviser contractually reduced its fees in the amount of $27,161. No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $55,897 at November 30, 2019.  The temporary expense limitation will remain in effect through at least March 29, 2020 and may be terminated only by the Trust’s Board of Trustees. The adviser may not recoup amounts subject to temporary expense limitation. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/20	$24,641
11/30/21	4,095
11/30/22	27,161
$55,897

19

PIA High Yield Fund
Notes to Financial Statements – November 30, 2019 (continued)

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Fund to Fund Services for these services for the year ended November 30, 2019 are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $21,129 of sub-transfer agent fees during the year ended November 30, 2019. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of Fund Services. Fees paid by the Fund to U.S. Bank N.A. for custody services for the year ended November 30, 2019 are disclosed in the Statement of Operations.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2019, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $34,752,553 and $38,902,932, respectively. There were no purchases and sales of U.S. Government securities during the year ended November 30, 2019.

Note 6 – Line of Credit
The Fund has an unsecured line of credit in the amount of $13,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the year ended November 30, 2019, the Fund drew on its line of credit.  The Fund had an outstanding average daily balance of $197,551, paid a weighted average interest rate of 5.40%, and incurred interest expense of $11,787.  The maximum amount outstanding for the Fund during the year ended November 30, 2019 was $6,192,000.  At November 30, 2019, the Fund had no outstanding loan amounts.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2019 and November 30, 2018 was as follows:

	Year Ended	Year Ended
	November 30, 2019	November 30, 2018
Ordinary income	$3,734,114	$3,671,702

20

PIA High Yield Fund
Notes to Financial Statements – November 30, 2019 (continued)

As of November 30, 2019, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments (a)	$54,354,976
Gross unrealized appreciation	864,162
Gross unrealized depreciation	(4,105,574)
Net unrealized depreciation (a)	(3,241,412)
Undistributed ordinary income	121,955
Undistributed long-term capital gains	—
Total distributable earnings	121,955
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$(3,119,457)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

21

PIA High Yield Fund
Notes to Financial Statements – November 30, 2019 (continued)

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Note 9 – Other Tax Information (Unaudited)
For the year ended November 30, 2019, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund. For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2019 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 27, 2019, the High Yield Fund distributed $0.06480445 per share of net investment income and $0.01578 per share of short-term capital gains.

Note 10 – Subsequent Events
On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

22

PIA High Yield Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA High Yield Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the PIA High Yield Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2020

23

PIA High Yield Fund
Notice to Shareholders – November 30, 2019
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

24

PIA High Yield Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 73)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			July 2019); Trustee and Chair		with the Funds);
			(2000 to 2012), New Covenant		Independent
			Mutual Funds (1999 to 2012);		Trustee from
			Director and Board Member,		1999 to 2012,
			Alpha Gamma Delta		New Covenant
			Foundation (philanthropic		Mutual Funds
			organization) (2005 to 2011).		(an open-end
investment
company with
4 portfolios).

David G. Mertens	Trustee	Indefinite term*;	Partner and Head of Business	6	Trustee,
(age 59)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC (a		Trust (for series
Milwaukee, WI 53202			privately-held investment		not affiliated
			advisory firm) (February 2019		with the Funds).
to present); Managing Director
and Vice President, Jensen
Investment Management, Inc.
(a privately-held investment
advisory firm) (2002 to 2017).

George J. Rebhan(4)	Chairman	Indefinite term;	Retired; formerly President,	6	Trustee,
(age 85)	of the	since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street	Board and	May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202	Trustee				not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

25

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 72)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC, and its		Trust (for series
Milwaukee, WI 53202			predecessors, (May 1991		not affiliated
			to July 2017).		with the Funds).

Raymond B. Woolson(4)	Trustee	Indefinite term*;	President, Apogee Group, Inc.	6	Trustee,
(age 60)		since	(financial consulting firm)		Advisors Series
615 E. Michigan Street		January 2016.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee,
DoubleLine
Funds Trust
(an open-end
investment
company with
16 portfolios),
DoubleLine
Opportunistic
Credit Fund and
DoubleLine
Income Solutions
Fund, from 2010
to present;
Independent
Trustee,
DoubleLine
Equity Funds
from 2010
to 2016.

26

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 50)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice	Indefinite term;	Vice President, Compliance and Administration,
(age 58)	President,	since	U.S. Bank Global Fund Services (October 1998 to present).
615 E. Michigan Street	Treasurer	December 2007.
Milwaukee, WI 53202	and Principal
Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 48)	Treasurer	since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 37)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 62)	President,	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Chief	September 2009.
Milwaukee, WI 53202	Compliance
Officer and
AML Officer

27

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Elaine E. Richards, Esq.	Vice	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 51)	President	since	(July 2007 to present).
2020 East Financial Way,	and	September 2019.
Suite 100	Secretary
Glendora, CA 91741

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2019, the Trust was comprised of 39 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Bond Fund, the PIA Short Duration Bond Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	Mr. George Rebhan retired as an Independent Trustee on December 31, 2019. Mr. Raymond Woolson became the Chairman of the Board effective January 1, 2020.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

28

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2019	FYE 11/30/2018
Audit Fees	$88,000	$80,600
Audit-Related Fees	N/A	N/A
Tax Fees	$18,000	$18,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2019	FYE 11/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2019	FYE 11/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

 Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  2/6/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  2/6/20

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date  2/6/20

* Print the name and title of each signing officer under his or her signature.